UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (626) 914-7363

Date of fiscal year end:  November 30, 2020

Date of reporting period:  May 31, 2020

Item 1. Reports to Stockholders.

PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds’ website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Semi-Annual Report
 May 31, 2020

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period from December 1, 2019 through May 31, 2020, regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

During the six months ended May 31, 2020, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	1.83%
PIA MBS Bond Fund	3.71%

As stated in the most recently filed prospectus, the PIA BBB Bond Fund’s gross expense ratio and net expense ratio are 0.20% and 0.19%, respectively; while the PIA MBS Bond Fund’s gross expense ratio and net expense ratio are 0.36% and 0.23%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses) incurred by each Fund through at least March 30, 2021, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.19% and 0.23% of average daily net assets for the BBB Bond Fund and MBS Bond Fund, respectively. The net expense is what the investor has paid.

PIA BBB Bond Fund
The return of the PIA BBB Bond Fund for the six-month period ended May 31, 2020 of 1.83% was above the 1.20% return of the Fund’s benchmark, the Bloomberg Barclays U.S. Credit Baa Bond Index.  The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent around 140 different issuers. The Bloomberg Barclays U.S. Credit Baa Bond Index has over 500 issuers. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg Barclays U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions. This will cause some variability in the returns of the Fund relative to those of the benchmark. For the semi-annual period ended May 31, 2020, the issuers represented in the Fund had, on average, higher performance than the issuers that the Fund was not invested in, which contributed to the outperformance by the Fund.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the six-month period ended May 31, 2020 of 3.71% was lower than the 3.89% return of the Fund’s benchmark, the Bloomberg Barclays U.S. MBS Fixed Rate Index. Agency MBS suffered from tremendous selling along with other risk assets in March but recovered after the Fed announced its collection of easing measures. The Fund has a strategy of using a broad diversification of coupons and mortgage sectors. It was overweighted in the 30-year FHLMC and FNMA mortgage-backed securities (“MBS”) sectors and was underweighted in the 30-year GNMA sector, which was the primary reason for the underperformance, as the conventional 30-year MBS underperformed GNMA securities for the period. The roll levels became attractive for lower coupons and the Fund’s selective use of them added value during the period.

PIA Funds

Bond Market in Review
Yields on 2-year Treasury notes, 5-year Treasury bonds, 10-year Treasury bonds and 30-year Treasury bonds decreased by 145, 132, 112 and 80 basis points (“bps”), respectively, from December 1, 2019 to May 31, 2020.  Credit spreads on BBB-rated bonds over Treasuries increased during the period from 140 bps to 230 bps. Option adjusted spreads on fixed rate agency MBS rose from 45 bps to 73 bps while their average life shortened from 4.9 years to 3.9 years.

The gross domestic product (“GDP”) decreased 5.0% for the first quarter of 2020, a substantial decline indicating a recession, a result of global economic contraction from the COVID-19 pandemic. In response, the federal government announced a number of stimulus programs, including stimulus payments to income qualifying individuals, increased unemployment benefits and loan forgiveness programs for businesses to maintain employees on the payroll. The Federal Reserve cut interest rates twice in March 2020, reducing the Federal Funds Rate to a range of zero to 0.25%. To prevent the capital markets from freezing up, the Federal Reserve began direct purchases of agency mortgage-backed securities, corporate bonds (rated investment grade and issues recently downgraded from investment grade to below investment grade) and corporate bond exchange-traded funds (both investment grade and high yield). These unprecedented government stimulus measures and Federal Reserve actions helped the debt and equity markets to recoup some losses in the second quarter as the markets await an attempted reopening of the U.S. economy and progress towards a COVID-19 vaccine. The U.S. Bureau of Labor Statistics reported in May that inflation, as measured by the Consumer Price Index, declined 0.8% in April 2020 and the unemployment rate for April 2020 skyrocketed to 14.7%.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the six-month period ended May 31, 2020. We look forward to reporting to you again with the annual report dated November 30, 2020.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Diversification does not assure a profit or protect against risk in a declining market.

The Bloomberg Barclays U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

The Bloomberg Barclays U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Coupon is the annual interest payment that the bondholder receives from issue date until maturity.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Credit Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury Bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Option-Adjusted Spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2019 through May 31, 2020, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund under-performed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning -4.64%, after fees and expenses, for the six-month period ended May 31, 2020, versus -2.83% for the Index.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio and net expense ratio are 0.28% and 0.25%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses) incurred by the Fund through at least March 30, 2021, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.25% of the Fund’s average daily net assets. The net expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The Fund under-performed the Index over the six-month period ended May 31, 2020, largely attributable to the distribution of total returns and weighting by ratings category.  During the period, Ba-rated credits within the Index gained 0.42%, while B-rated and Caa-rated credits produced losses of -3.92% and -11.09%, respectively.  The Fund was positioned with a significant underweight in Ba-rated credits, an overweight in B-rated credits, and a significant overweight in Caa-rated credits.  We believe the price action during the past six months has enhanced the relative value offered by lower rated credits, and the Fund continues to focus on this portion of the high yield market.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs, and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2020
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The BBB Bond Fund, MBS Bond Fund, and High Yield (MACS) Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/19 – 5/31/20).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

PIA Funds
Expense Example – May 31, 2020 (continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/19	5/31/20	12/1/19 – 5/31/20*
PIA BBB Bond Fund
Actual	$1,000.00	$1,018.30	$0.96
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.96

PIA MBS Bond Fund
Actual	$1,000.00	$1,037.10	$1.17
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$1.16

PIA High Yield (MACS) Fund
Actual	$1,000.00	$ 953.60	$1.22
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.26

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund was 0.19%, 0.23%, 0.25%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2020
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2020
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

Commercial Mortgage-
Backed Securities
1.1%
U.S. Treasury Securities
8.6%
Money Market Fund
1.1%
Federal Home Loan
Mortgage Corp.
25.7%
Government National
Mortgage Assoc.
16.1%
Federal National
Mortgage Assoc.
47.4%

PIA Funds
PIA HIGH YIELD (MACS) FUND
Allocation of Portfolio Assets – May 31, 2020
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

Money Market Fund 3.3%
Utilities 0.9%
Technology 3.5%
Basic Materials 10.8%
Communications 9.6%
Consumer, Cyclical 10.4%
Consumer, Non-cyclical 21.2%
Energy 8.4%
Financial 1.6%
Industrial 30.3%

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2020
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 89.4%

Aerospace & Defense 0.4%
	Northrop Grumman Corp.
$500,000	4.40%, due 5/1/30	$605,853

Agricultural Chemicals 0.5%
	Mosaic Co.
785,000	3.75%, due 11/15/21	793,732

Agriculture 0.4%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27	603,825

Airlines 1.0%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24	1,620,670

Auto Parts 0.4%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23	635,342

Autos 1.3%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	672,469
	Ford Motor Credit Co. LLC
600,000	5.875%, due 8/2/21	603,375
500,000	3.815%, due 11/2/27	442,500
	General Motors Co.
400,000	5.20%, due 4/1/45	380,981
		2,099,325

Banks 4.4%
	Barclays Bank PLC
700,000	5.14%, due 10/14/20	709,718
1,000,000	4.836%, due 5/9/28	1,080,217
	Citigroup, Inc.
540,000	5.30%, due 5/6/44	682,234
	Discover Bank
700,000	3.20%, due 8/9/21	707,355
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38	336,991
	KeyCorp
900,000	5.10%, due 3/24/21	931,554
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26	880,031
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29	1,908,749
		7,236,849

Biotechnology 0.8%
	Amgen, Inc.
1,006,000	4.663%, due 6/15/51	1,314,352

Broker 2.3%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37	1,328,345
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37	1,435,799
	Morgan Stanley
900,000	4.875%, due 11/1/22	977,122
		3,741,266

Brokerage Asset Managers Exchanges 0.6%
	Brightsphere Investment
	Group, Inc.
1,000,000	4.80%, due 7/27/26	935,359

Cellular Telecom 0.6%
	T-Mobile USA, Inc.
900,000	3.875%, due 4/15/30 (c)	978,507

Chemicals 0.7%
	Dow Chemical Co.
865,000	7.375%, due 11/1/29	1,204,998

Commercial Finance 1.0%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20	996,059
	Air Lease Corp.
700,000	3.875%, due 4/1/21	684,669
		1,680,728

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Communications 0.4%
	Telefonica Emisiones SAU
$475,000	7.045%, due 6/20/36	$683,528

Communications Equipment 0.4%
	Harris Corp.
500,000	6.15%, due 12/15/40	675,983

Construction Materials Manufacturing 0.4%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27	656,811

Consumer Finance 0.3%
	Synchrony Financial
500,000	4.50%, due 7/23/25	504,654

Consumer Products 0.3%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27	539,745

Diversified Banks 0.6%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26	1,018,520

Diversified Financial Services 1.6%
	GE Capital Funding LLC
500,000	4.05%, due 5/15/27 (c)	512,878
2,000,000	4.40%, due 5/15/30 (c)	2,075,598
		2,588,476

Electric – Integrated 2.2%
	Duke Energy Corp.
950,000	2.45%, due 6/1/30	979,916
	Exelon Generation Co. LLC
2,000,000	3.25%, due 6/1/25	2,072,719
	NextEra Energy Capital
	Holdings, Inc.
500,000	2.75%, due 5/1/25	537,274
		3,589,909

Electric Utilities 1.0%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21	507,030
470,000	4.90%, due 8/1/41	558,157
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43	506,123
		1,571,310

Electrical Equipment Manufacturing 0.5%
	Fortive Corp.
750,000	3.15%, due 6/15/26	792,409

Electronic Components 1.0%
	Broadcom, Inc.
1,500,000	4.70%, due 4/15/25 (c)	1,644,440

Exploration & Production 0.8%
	Apache Corp.
283,000	3.25%, due 4/15/22	271,229
600,000	4.75%, due 4/15/43	466,892
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24	527,387
		1,265,508

Finance 0.6%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	953,655

Finance Companies 0.5%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24	883,557

Financial Services 1.3%
	GE Capital International
	Funding Co. Unlimited Co.
800,000	4.418%, due 11/15/35	801,118
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	599,633
	Leucadia National Corp.
700,000	5.50%, due 10/18/23	753,337
		2,154,088

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Food 1.1%
	ConAgra Brands, Inc.
$1,300,000	7.00%, due 10/1/28	$1,743,752

Food and Beverage 3.1%
	Anheuser-Busch InBev
	Worldwide, Inc.
1,500,000	4.00%, due 4/13/28	1,702,242
1,000,000	4.35%, due 6/1/40	1,120,077
1,100,000	4.50%, due 6/1/50	1,243,277
	Kraft Heinz Foods Co.
1,000,000	4.375%, due 6/1/46	947,150
		5,012,746

Gaming 0.3%
	Las Vegas Sands Corp.
500,000	3.90%, due 8/8/29	475,341

General Industrial Machinery 0.6%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30	1,028,610

Hardware 0.6%
	Diamond 1 Finance Corp. /
	Diamond 2 Finance Corp.
900,000	6.02%, due 6/15/26 (c)	1,021,784

Health and Personal Care Stores 2.4%
	CVS Health Corp.
620,000	3.875%, due 7/20/25	689,908
1,100,000	3.75%, due 4/1/30	1,231,931
500,000	5.125%, due 7/20/45	636,553
1,000,000	5.05%, due 3/25/48	1,286,779
		3,845,171

Health Care Facilities and Services 0.4%
	Laboratory Corporation
	of America Holdings
640,000	3.25%, due 9/1/24	689,425

Healthcare 0.2%
	DH Europe Finance II
350,000	2.60%, due 11/15/29	368,586

Healthcare REITs 0.5%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29	846,131

Information Technology 0.5%
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	745,406

Insurance 3.8%
	American International
	Group, Inc.
1,050,000	4.875%, due 6/1/22	1,129,967
100,000	6.25%, due 3/15/87 (f)	94,691
	Anthem, Inc.
1,000,000	2.375%, due 1/15/25	1,052,481
600,000	4.65%, due 8/15/44	750,270
	Aon Corp.
600,000	5.00%, due 9/30/20	608,596
	AXA SA
500,000	8.60%, due 12/15/30	709,014
	Lincoln National Corp.
120,000	3.80%, due 3/1/28	127,910
	Markel Corp.
20,000	4.90%, due 7/1/22	21,398
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (g)	993,005
	Unum Group
700,000	5.625%, due 9/15/20	708,685
		6,196,017

Integrated Oils 0.6%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25	916,331

Life Insurance 0.6%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48	1,033,833

Lodging 0.4%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23	602,676

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Machinery 0.6%
	Flowserve Corp.
$900,000	3.50%, due 9/15/22	$919,976

Media 2.3%
	Expedia, Inc.
800,000	5.95%, due 8/15/20	804,473
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	420,825
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	1,184,640
	Viacom Inc.
700,000	3.875%, due 4/1/24	740,350
610,000	4.375%, due 3/15/43	584,203
		3,734,491

Medical Equipment and
Supplies Manufacturing 0.5%
	Becton Dickinson and Co.
626,000	4.685%, due 12/15/44	771,184

Medical Products 0.3%
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26	528,377

Metals 0.6%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	970,053

Metals and Mining 1.0%
	Newmont Corp.
66,000	3.70%, due 3/15/23	68,332
800,000	4.875%, due 3/15/42	972,856
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	532,505
		1,573,693

Nondepository Credit Intermediation 0.9%
	General Motors Financial Co., Inc.
800,000	4.20%, due 3/1/21	808,147
600,000	4.00%, due 1/15/25	605,306
		1,413,453

Oil and Gas 3.6%
	Enterprise Products
	Operating LLC
850,000	4.85%, due 8/15/42	960,351
	Hess Corp.
800,000	5.60%, due 2/15/41	796,787
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35	1,550,196
700,000	5.55%, due 6/1/45	862,591
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35	925,974
	Valero Energy Corp.
655,000	6.625%, due 6/15/37	852,656
		5,948,555

Oil and Gas Extraction 0.5%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47	744,565

Oil and Gas Services and Equipment 0.1%
	Halliburton Co.
62,000	3.80%, due 11/15/25	65,660

Paper 1.2%
	International Paper Co.
700,000	6.00%, due 11/15/41	887,755
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32	1,059,810
		1,947,565

Pharmaceuticals 6.0%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21	507,177
850,000	3.45%, due 3/15/22 (c)	883,983
1,700,000	3.20%, due 11/21/29 (c)	1,844,285
800,000	4.40%, due 11/6/42	924,072
268,000	4.75%, due 3/15/45 (c)	320,981
	Bristol-Myers Squibb Co.
800,000	4.625%, due 5/15/44 (c)	1,073,347
	Cigna Corp.
1,000,000	2.40%, due 3/15/30	1,034,431
600,000	3.40%, due 3/15/50	647,066

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Pharmaceuticals 6.0% (continued)
	Mylan N.V.
$1,000,000	3.15%, due 6/15/21	$1,018,583
	Shire Acquisitions
	Investments Ireland DAC
1,500,000	2.875%, due 9/23/23	1,584,217
		9,838,142

Pipeline Transportation of Crude Oil 0.6%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	512,109
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24	522,061
		1,034,170

Pipeline Transportation of Natural Gas 0.9%
	Williams Partners L.P.
800,000	3.90%, due 1/15/25	857,038
500,000	5.10%, due 9/15/45	560,801
		1,417,839

Pipelines 2.6%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	1,126,108
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	729,520
1,000,000	7.60%, due 2/1/24	1,128,432
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22	1,211,218
		4,195,278

Property & Casualty Insurance 1.2%
	Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26	1,449,905
	Mercury General Corp.
500,000	4.40%, due 3/15/27	530,345
		1,980,250

Railroad 1.5%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	751,541
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	765,076
	Union Pacific Corp.
800,000	3.25%, due 2/5/50	858,563
		2,375,180

Real Estate 2.7%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28	985,271
	Columbia Property Trust
	Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26	1,002,163
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27	554,343
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26	1,062,336
	STORE Capital Corp.
810,000	4.50%, due 3/15/28	762,848
		4,366,961

Real Estate Investment Trusts 0.3%
	Ventas Realty LP
500,000	3.75%, due 5/1/24	502,132

Refining & Marketing 0.3%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24	520,306

Residential Building 1.3%
	DR Horton, Inc.
2,000,000	2.60%, due 10/15/25	2,056,209

Restaurants 0.4%
	McDonald’s Corp.
550,000	4.875%, due 12/9/45	697,631

Retail 1.9%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24	201,461
	Lowe’s Cos., Inc.
1,000,000	4.50%, due 4/15/30	1,206,020

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Retail 1.9% (continued)
	Macy’s Retail Holdings, Inc.
$800,000	2.875%, due 2/15/23	$612,000
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44	1,075,474
		3,094,955

Retail REITs 0.5%
	VEREIT Operating
	Partnership LP
1,000,000	3.10%, due 12/15/29	859,248

Software 0.9%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	741,598
600,000	3.85%, due 6/1/25	669,417
		1,411,015

Software & Services 0.9%
	Equifax, Inc.
200,000	2.30%, due 6/1/21	201,916
500,000	3.10%, due 5/15/30	522,633
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)	786,257
		1,510,806

Telecommunications 1.9%
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (d)	1,361,292
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (e)	522,294
	France Telecom SA
575,000	5.375%, due 1/13/42	800,562
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	465,950
		3,150,098

Tobacco 2.0%
	Altria Group, Inc.
800,000	4.80%, due 2/14/29	923,875
1,000,000	3.40%, due 5/6/30	1,057,686
	BAT Capital Corp.
600,000	4.54%, due 8/15/47	640,240
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25	663,474
		3,285,275

Transportation 1.9%
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,989,178
	FedEx Corp.
1,000,000	4.25%, due 5/15/30	1,107,334
		3,096,512

Transportation and Logistics 0.3%
	Kirby Corp.
450,000	4.20%, due 3/1/28	434,376

Travel & Lodging 0.4%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25	582,802

Utilities 1.0%
	PSEG Power LLC
500,000	4.30%, due 11/15/23	549,821
	Southern Co.
1,000,000	3.25%, due 7/1/26	1,103,223
		1,653,044

Utilities – Gas 0.4%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21	698,365

Waste and Environment Services
and Equipment 0.5%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25	766,781

Wireless 0.3%
	American Tower Corp.
500,000	2.75%, due 1/15/27	534,250

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount/
Shares			Value
Wirelines 5.7%
	AT&T, Inc.
$500,000	4.05%, due 12/15/23		$548,388
745,000	4.10%, due 2/15/28		827,877
700,000	6.00%, due 8/15/40		907,507
1,400,000	4.80%, due 6/15/44		1,619,296
1,000,000	4.85%, due 7/15/45		1,155,844
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27		1,090,473
1,000,000	3.15%, due 3/22/30		1,111,423
1,500,000	4.862%, due 8/21/46		2,019,230
			9,280,038
Total Corporate Bonds
(cost $136,414,528)			145,458,443

SOVEREIGN BONDS 6.6%
	Republic of Colombia
600,000	3.875%, due 4/25/27		637,242
890,000	7.375%, due 9/18/37		1,221,525
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,212,344
	Republic of Panama
750,000	6.70%, due 1/26/36		1,046,666
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,591,333
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		2,104,998
	Republic of Uruguay
209,742	8.00%, due 11/18/22		229,563
	United Mexican States
2,490,000	4.75%, due 3/8/44		2,610,279
Total Sovereign Bonds
(cost $9,840,125)			10,653,950

U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 2.8%
	U.S. Treasury Bonds
3,500,000	2.25%, due 8/15/49		4,211,143
	U.S. Treasury Notes
300,000	1.625%, due 8/15/29		327,510
Total U.S. Government Agencies
& Instrumentalities
(cost $4,217,187)			4,538,653

MONEY MARKET FUND 0.4%
729,130	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.08% (a)		729,130
Total Money Market Fund
(cost $729,130)			729,130
Total Investments
(cost $151,200,970)		99.2%	161,380,176
Other Assets less Liabilities		0.8%	1,381,075
TOTAL NET ASSETS		100.0%	$162,761,251

(a)	Rate shown is the 7-day annualized yield as of May 31, 2020.
(b)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of May 31, 2020, and remains in effect until the bond’s maturity date.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of May 31, 2020, the value of these investments was $10,355,803 or 6.36% of total net assets.

(d)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.  Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by Standard & Poor’s or Moody’s Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.

(e)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.  Coupon rate increases by 50 basis points if both Standard & Poor’s and Moody’s ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

(f)
Coupon rate shown is the rate in effect as of May 31, 2020, and remains in effect until March 2037, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.056%, if not called, until final maturity date.

(g)
Coupon rate shown is the rate in effect as of May 31, 2020, and remains in effect until  December 2031, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not called, until final maturity date.

Basis point = 1/100th of a percent.
LIBOR – London Interbank Offered Rate

Country Allocation
Country	% of Net Assets
United States	84.2%
United Kingdom	2.5%
Ireland	2.1%
Mexico	1.9%
Colombia	1.7%
Philippines	1.3%
Peru	1.0%
Netherlands	0.9%
France	0.9%
Canada	0.9%
Italy	0.7%
Panama	0.6%
Germany	0.6%
Spain	0.4%
Luxembourg	0.2%
Uruguay	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2020
(Unaudited)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 97.6%

Commercial Mortgage-Backed Securities 1.1%
	Aventura Mall Trust
$800,000	3.867%, due 12/7/32, Series
	2013-AVM, Class A (a) (c)	$800,026

U.S. Government Securities 96.5%
	FHLMC Pool
151,084	4.00%, due 3/1/26, #J14785	160,552
330,549	3.00%, due 11/1/26, #G18409	349,366
194,641	3.00%, due 6/1/27, #G14497	205,740
605,296	2.50%, due 12/1/31, #G18622	635,147
96,532	4.50%, due 10/1/35, #A37869	105,863
179,282	6.50%, due 9/1/36, #A54908	203,798
122,373	6.00%, due 6/1/37, #A62176	136,133
108,623	6.00%, due 6/1/37, #A62444	121,753
246	7.00%, due 9/1/37, #A66041	248
122,488	5.00%, due 10/1/38, #G04832	140,521
75,469	5.00%, due 2/1/39, #G05507	86,474
58,089	4.50%, due 11/1/39, #G05748	64,702
63,080	4.50%, due 12/1/39, #A90175	70,124
253,558	4.50%, due 5/1/40, #G06047	282,142
84,396	4.50%, due 8/1/40, #A93505	93,830
206,893	3.50%, due 1/1/41, #A96409	224,453
89,269	4.50%, due 1/1/41, #A96176	99,106
391,086	3.50%, due 2/1/42, #Q05996	424,153
308,338	3.50%, due 4/1/42, #Q07654	334,703
568,797	3.50%, due 5/1/42, #G08491	617,317
432,965	3.50%, due 6/1/42, #C09000	469,956
280,821	3.50%, due 6/1/42, #Q08641	304,720
311,742	3.50%, due 8/1/42, #Q10324	338,942
318,732	3.50%, due 6/1/43, #V80161	345,665
373,992	3.00%, due 8/1/43, #G08540	400,519
224,236	3.00%, due 8/1/43, #Q20559	240,050
114,190	3.50%, due 8/1/43, #Q21435	123,625
330,459	3.50%, due 2/1/44, #Q24712	353,715
920,696	4.00%, due 8/1/44, #G08601	1,009,578
780,331	3.00%, due 3/1/45, #G08631	829,590
1,113,934	3.00%, due 5/1/45, #G08640	1,183,260
706,345	3.00%, due 5/1/45, #Q33337	749,855
374,714	3.50%, due 11/1/45, #G08676	402,760
182,484	3.00%, due 12/1/46, #Q44655	193,006
862,310	3.00%, due 1/1/47, #G08741	912,798
452,125	3.00%, due 1/1/47, #Q45636	478,720
146,391	3.00%, due 2/1/47, #G08747	155,106
386,968	4.50%, due 3/1/47, #G08754	421,241
67,792	4.50%, due 3/1/47, #V83115	73,885
144,113	4.50%, due 4/1/47, #G08759	156,706
313,719	4.50%, due 11/1/47, #G61280	340,590
240,675	3.50%, due 2/1/48, #V83957	255,928
67,267	4.00%, due 3/1/48, #G08805	72,085
401,857	3.50%, due 4/1/48, #Q55213	426,968
321,639	4.50%, due 5/1/48, #G08820	348,057
94,302	4.00%, due 6/1/48, #G08817	100,691
261,878	4.50%, due 6/1/48, #V84282	283,738
228,545	4.00%, due 8/1/48, #Q58106	243,675
416,012	3.50%, due 9/1/48, #G08835	439,922
68,474	4.00%, due 11/1/48, #ZT1320	72,836
373,660	4.00%, due 2/1/49, #ZT1710	397,616
835,383	3.00%, due 4/1/49, #ZN5108	879,728
628,945	3.50%, due 7/1/49, #QA1057	663,681
658,789	3.50%, due 7/1/49, #SD8001	694,798
796,463	3.00%, due 10/1/49, #SD8016	838,741
	FNMA Pool
82,658	3.00%, due 8/1/21, #AL0579	87,163
71,341	5.50%, due 7/1/22, #905040	73,647
230,894	4.50%, due 7/1/23, #254846	249,183
97,710	4.00%, due 12/1/25, #AH6058	103,598
62,024	4.00%, due 1/1/26, #AH3925	65,768
201,610	4.00%, due 5/1/26, #AH8174	214,273
348,495	3.00%, due 9/1/27, #AQ0333	368,335
222,555	2.50%, due 4/1/31, #BC4938	233,594
715,210	2.50%, due 10/1/31, #BC9305	750,425
592,445	2.50%, due 11/1/31, #BD9466	620,717
340,558	3.00%, due 12/1/32, #MA3218	359,605
253,716	3.50%, due 5/1/33, #BK5720	268,012
266,198	3.50%, due 5/1/33, #BK5745	282,123
298,420	3.50%, due 5/1/33, #MA3364	316,451

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
U.S. Government Securities 96.5% (continued)
	FNMA Pool (continued)
$47,054	3.50%, due 6/1/33, #BK5999	$49,882
93,954	5.00%, due 5/1/36, #745515	107,948
107,937	6.00%, due 6/1/37, #888413	125,010
331	5.00%, due 1/1/39, #AA0862	379
491,494	4.00%, due 12/1/39, #AE0215	540,783
133,841	5.00%, due 5/1/40, #AD6374	153,789
84,803	4.00%, due 10/1/40, #AE6057	93,383
170,445	4.00%, due 12/1/40, #MA0583	187,717
84,800	4.00%, due 11/1/41, #AJ4668	93,396
173,593	4.00%, due 11/1/41, #AJ5643	191,211
120,950	4.00%, due 4/1/42, #MA1028	133,258
825,458	3.50%, due 7/1/43, #AB9774	896,002
961,988	3.00%, due 8/1/43, #AU3363	1,029,852
171,570	4.00%, due 6/1/44, #AW4979	186,241
364,596	4.00%, due 9/1/44, #AS3392	399,787
286,307	4.00%, due 11/1/44, #AS3903	312,680
242,540	4.00%, due 11/1/44, #AS3906	265,418
291,863	3.00%, due 4/1/45, #AS4774	309,925
457,961	3.50%, due 4/1/45, #AY3376	492,190
154,078	3.00%, due 5/1/45, #AY6042	163,701
241,002	3.00%, due 6/1/45, #AZ0171	255,848
1,233,020	3.00%, due 6/1/45, #AZ0504	1,311,215
491,674	3.00%, due 6/1/45, #AZ2754	520,093
488,917	3.50%, due 8/1/45, #AS5699	525,342
242,136	3.50%, due 9/1/45, #AS5722	260,171
703,205	3.00%, due 10/1/45, #AZ6877	744,735
1,245,685	3.50%, due 12/1/45, #BA2275	1,338,812
886,000	3.50%, due 12/1/45, #MA2471	951,877
534,036	3.50%, due 3/1/46, #MA2549	573,257
1,170,908	3.00%, due 7/1/46, #MA2670	1,239,149
681,616	3.00%, due 9/1/46, #AS7904	720,373
56,211	4.00%, due 2/1/47, #BE7985	60,216
217,173	3.00%, due 4/1/47, #AS9448	229,618
233,970	4.00%, due 4/1/47, #MA2960	250,862
387,247	3.00%, due 5/1/47, #AS9562	409,355
329,138	4.00%, due 5/1/47, #AS9487	352,703
333,945	3.50%, due 8/1/47, #MA3087	355,226
637,582	3.50%, due 9/1/47, #MA3120	678,980
271,508	4.50%, due 11/1/47, #BJ1795	295,399
1,096,622	3.50%, due 3/1/48, #MA3305	1,160,749
144,917	4.50%, due 4/1/48, #MA3334	156,824
772,885	4.50%, due 5/1/48, #BM4135	838,605
578,421	4.00%, due 6/1/48, #MA3384	615,267
740,218	4.00%, due 7/1/48, #MA3415	787,370
79,905	4.00%, due 8/1/48, #BK1103	85,773
629,869	4.00%, due 8/1/48, #BK5416	671,064
510,685	4.00%, due 10/1/48, #MA3495	543,215
520,119	4.50%, due 10/1/48, #MA3496	561,925
526,219	4.50%, due 11/1/48, #MA3522	569,378
422,081	4.00%, due 1/1/49, #BN3956	449,091
435,677	3.50%, due 2/1/49, #BM5485	459,491
413,873	4.00%, due 2/1/49, #MA3592	440,423
669,637	3.00%, due 4/1/49, #BN6240	705,184
375,867	3.00%, due 4/1/49, #BN6248	395,819
64,808	3.50%, due 4/1/49, #MA3637	68,353
205,424	3.00%, due 5/1/49, #BN6305	216,328
773,984	3.00%, due 5/1/49, #MA3670	815,069
559,700	3.50%, due 5/1/49, #MA3663	590,294
559,446	3.50%, due 6/1/49, #FM1028	590,262
555,307	3.50%, due 6/1/49, #MA3686	585,661
	FNMA TBA
1,000,000	3.00%, due 6/15/42 (e)	1,052,109
2,700,000	2.50%, due 6/15/45 (e)	2,801,566
	GNMA Pool
161,128	5.50%, due 6/15/39, #714720	186,336
161,726	4.50%, due 7/15/39, #720160	180,221
381,750	5.00%, due 9/15/39, #726311	439,671
371,824	4.00%, due 6/15/45, #AM8608	404,238
224,050	4.00%, due 2/15/46, #AR3772	241,846
32,269	4.00%, due 5/15/46, #AT7406	35,109
303,312	4.00%, due 10/15/46, #AQ0545	326,017
224,152	4.00%, due 12/15/46, #AQ0562	240,798
11,620	4.00%, due 12/15/46, #AQ0563	12,439
993,201	3.00%, due 5/15/47, #AW1730	1,057,571
448,537	3.00%, due 8/15/47, #AZ5554	477,661

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount/
Shares			Value
U.S. Government Securities 96.5% (continued)
	GNMA Pool (continued)
$986,866	3.50%, due 11/15/47, #BD4824		$1,046,014
775,840	4.00%, due 11/15/47, #BB3817		827,205
739,233	3.50%, due 4/20/49, #MA5875		784,669
1,144,965	3.50%, due 7/20/49 #MA6039		1,215,340
726,608	3.00%, due 8/20/49, #MA6089		770,680
1,774,260	3.00%, due 12/20/49, #MA6338		1,881,878
	GNMA TBA
2,000,000	2.50%, due 7/1/50 (e)		2,098,672
			67,743,738
Total Mortgage-Backed Securities
(cost $65,115,929)			68,543,764

SHORT-TERM INVESTMENTS 10.6%

Money Market Fund 1.3%
938,974	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.08% (b)		938,974

U.S. Treasury Bills 9.3%
2,000,000	0.12%, due 7/16/20 (d)		1,999,694
1,500,000	0.16%, due 11/5/20 (d)		1,498,970
3,000,000	0.16%, due 11/27/20 (d)		2,997,613
			6,496,277
Total Short-Term Investments
(cost $7,431,976)			7,435,251
Total Investments
(cost $72,547,905)		108.2%	75,979,015
Liabilities less Other Assets		(8.2)%	(5,784,280)
TOTAL NET ASSETS		100.0%	$70,194,735

(a)	Variable rate security. The coupon is based on an underlying pool of loans. Rate shown reflects the rate in effect as of May 31, 2020.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2020.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of May 31, 2020, the value of these investments was $800,026 or 1.14% of total net assets.

(d)	Rate shown is the discount rate at May 31, 2020.
(e)	Security purchased on a when-issued basis. As of May 31, 2020 the total cost of investments purchased on a when-issued basis was $5,952,347 or 8.48% of total net assets.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2020
(Unaudited)

Shares/
Principal Amount		Value
COMMON STOCKS 0.2%

Business Support Services 0.2%
16,363	Hexion Holdings Corp. –
	Class B (e)	$126,813
Total Common Stocks
(cost $236,663)		126,813

CORPORATE BONDS 95.3%

Aerospace/Defense 2.0%
	F-Brasile SpA / F-Brasile US LLC
$1,100,000	7.375%, due 8/15/26 (b)	811,250
	Moog, Inc.
150,000	4.25%, due 12/15/27 (b)	143,575
	Triumph Group, Inc.
950,000	7.75%, due 8/15/25	620,963
		1,575,788

Apparel 0.3%
	Wolverine World Wide, Inc.
250,000	6.375%, due 5/15/25 (b)	261,875

Auto Parts & Equipment 1.6%
	Clarios Global LP
500,000	6.75%, due 5/15/25 (b)	520,730
	Dealer Tire LLC / DT Issuer LLC
800,000	8.00%, due 2/1/28 (b)	694,180
		1,214,910

Auto Parts Manufacturing 0.9%
	Truck Hero, Inc.
750,000	8.50%, due 4/21/24 (b)	700,234

Building Materials 1.0%
	AZEK Co. LLC
200,000	9.50%, due 5/15/25 (b)	213,500
	Core & Main Holdings LP
600,000	8.625% Cash or 9.375% PIK,
	due 9/15/24 (b) (c)	575,187
		788,687

Chemicals 5.0%
	Consolidated Energy Finance SA
400,000	6.875%, due 6/15/25 (b)	342,754
300,000	6.50%, due 5/15/26 (b)	247,068
	CSTN Merger Sub, Inc.
800,000	6.75%, due 8/15/24 (b)	674,916
	Innophos Holdings, Inc.
800,000	9.375%, due 2/15/28 (b)	773,500
	Koppers, Inc.
1,010,000	6.00%, due 2/15/25 (b)	932,341
	Neon Holdings, Inc.
900,000	10.125%, due 4/1/26 (b)	868,919
		3,839,498

Commercial and Service Industry
Machinery Manufacturing 0.7%
	ATS Automation
	Tooling Systems, Inc.
500,000	6.50%, due 6/15/23 (b)	509,323

Commercial Services 1.0%
	Allied Universal Holdco LLC /
	Allied Universal Finance Corp.
750,000	9.75%, due 7/15/27 (b)	799,054

Communications Equipment 1.1%
	CommScope Technologies LLC
850,000	6.00%, due 6/15/25 (b)	829,043

Construction Machinery 1.1%
	Capitol Investment
	Merger Sub 2 LLC
900,000	10.00%, due 8/1/24 (b)	856,030

Construction Materials Manufacturing 0.8%
	Boise Cascade Co.
440,000	5.625%, due 9/1/24 (b)	449,304
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (b)	146,000
		595,304

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Consumer Cyclical Services 2.3%
	CoreCivic, Inc.
$750,000	4.75%, due 10/15/27	$681,116
	Photo Holdings Merger Sub, Inc.
1,200,000	8.50%, due 10/1/26 (b)	1,090,734
		1,771,850
Consumer Finance 0.8%
	Cardtronics, Inc.
635,000	5.50%, due 5/1/25 (b)	599,215

Consumer Services 5.1%
	AMN Healthcare, Inc.
350,000	5.125%, due 10/1/24 (b)	352,151
425,000	4.625%, due 10/1/27 (b)	411,799
	Carriage Services, Inc.
825,000	6.625%, due 6/1/26 (b)	865,062
	Cimpress Plc
835,000	7.00%, due 6/15/26 (b)	808,748
	LSC Communications, Inc.
925,000	8.75%, due 10/15/23 (b) (d)	69,375
	Prime Security Services Borrower
	LLC / Prime Finance, Inc.
700,000	5.25%, due 4/15/24 (b)	731,573
	Quad Graphics, Inc.
800,000	7.00%, due 5/1/22	680,812
		3,919,520

Containers and Packaging 4.8%
	Berry Global, Inc.
250,000	5.625%, due 7/15/27 (b)	263,289
	Cascades, Inc.
153,000	5.75%, due 7/15/23 (b)	155,470
	LABL Escrow Issuer LLC
800,000	6.75%, due 7/15/26 (b)	835,644
	Matthews International Corp.
489,000	5.25%, due 12/1/25 (b)	444,327
	Pactiv LLC
500,000	8.375%, due 4/15/27	536,780
	Plastipak Holdings, Inc.
750,000	6.25%, due 10/15/25 (b)	696,094
	Trident TPI Holdings, Inc.
150,000	9.25%, due 8/1/24 (b)	146,797
700,000	6.625%, due 11/1/25 (b)	625,551
		3,703,952

Diversified Manufacturing 0.4%
	FXI Holdings, Inc.
295,000	12.25%, due 11/15/26 (b)	270,615

Electrical Equipment Manufacturing 0.9%
	Itron, Inc.
690,000	5.00%, due 1/15/26 (b)	695,906

Engineering & Construction 1.0%
	PowerTeam Services LLC
750,000	9.033%, due 12/4/25 (b)	762,323

Entertainment 0.3%
	Live Nation Entertainment, Inc.
250,000	6.50%, due 5/15/27 (b)	266,094

Financial Services 0.6%
	Arrow Bidco LLC
750,000	9.50%, due 3/15/24 (b)	478,984

Food – Catering 0.4%
	Aramark Services, Inc.
325,000	6.375%, due 5/1/25 (b)	341,019

Food and Beverage 4.5%
	Clearwater Seafoods, Inc.
770,000	6.875%, due 5/1/25 (b)	728,532
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b) (d)	26,306
	Dole Food Co., Inc.
775,000	7.25%, due 6/15/25 (b)	739,075
	H-Food Holdings LLC /
	Hearthside Finance Co., Inc.
750,000	8.50%, due 6/1/26 (b)	657,394
	Sigma Holdco BV
650,000	7.875%, due 5/15/26 (b)	667,755

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Food and Beverage 4.5% (continued)
	Simmons Foods, Inc.
$575,000	7.75%, due 1/15/24 (b)	$608,721
		3,427,783

Forest and Paper Products Manufacturing 1.0%
	Schweitzer-Mauduit
	International, Inc.
750,000	6.875%, due 10/1/26 (b)	753,322

Hardware 0.6%
	Everi Payments Inc.
542,000	7.50%, due 12/15/25 (b)	495,196

Health Care Facilities and Services 0.8%
	Hadrian Merger Sub, Inc.
700,000	8.50%, due 5/1/26 (b)	593,992

Healthcare – Products 1.0%
	Ortho-Clinical Diagnostics, Inc. /
	Ortho-Clinical Diagnostics SA
750,000	7.25%, due 2/1/28 (b)	748,594

Home Improvement 0.6%
	Apex Tool Group LLC/
	BC Mountain Finance, Inc.
700,000	9.00%, due 2/15/23 (b)	424,301

Industrial – Other 2.6%
	Brand Energy & Infrastructure
	Services, Inc.
650,000	8.50%, due 7/15/25 (b)	575,650
	Cleaver-Brooks, Inc.
825,000	7.875%, due 3/1/23 (b)	694,118
	New Enterprise Stone &
	Lime Co., Inc.
751,000	6.25%, due 3/15/26 (b)	731,144
		2,000,912

Lumber & Other Building Material Dealers 0.6%
	WESCO Distribution, Inc.
150,000	7.125%, due 6/15/25 (b)	150,000
350,000	7.25%, due 6/15/28 (b)	347,354
		497,354

Machinery Manufacturing 4.3%
	Amsted Industries, Inc.
250,000	5.625%, due 7/1/27 (b)	254,810
500,000	4.625%, due 5/15/30 (b)	471,563
	Granite US Holdings Corp.
500,000	11.00%, due 10/1/27 (b)	476,780
	JPW Industries Holding Corp.
972,000	9.00%, due 10/1/24 (b)	744,693
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b)(f)	147,000
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
700,000	7.75%, due 4/15/26 (b)	654,783
	Titan International, Inc.
1,000,000	6.50%, due 11/30/23	546,145
		3,295,774

Manufactured Goods 3.6%
	FXI Holdings, Inc.
836,000	7.875%, due 11/1/24 (b)	694,394
	Grinding Media Inc./ MC
	Grinding Media Canada, Inc.
825,000	7.375%, due 12/15/23 (b)	823,486
	Mueller Industries, Inc.
500,000	6.00%, due 3/1/27	474,280
	Optimas OE Solutions, Inc.
400,000	8.625%, due 6/1/21 (b)	166,000
	Park-Ohio Industries, Inc.
770,000	6.625%, due 4/15/27	597,859
		2,756,019

Media Entertainment 2.8%
	Diamond Sports Group LLC /
	Diamond Sports Finance Co.
800,000	5.375%, due 8/15/26 (b)	637,872
	Getty Images, Inc.
735,000	9.75%, due 3/1/27 (b)	658,883
	Meredith Corp.
880,000	6.875%, due 2/1/26	817,656
		2,114,411

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Media Non-Cable 0.8%
	R.R. Donnelley & Sons Co.
$648,000	6.50%, due 11/15/23	$583,942

Metals and Mining 6.8%
	Compass Minerals
	International, Inc.
800,000	6.75%, due 12/1/27 (b)	843,028
	Emeco Pty Ltd.
588,879	9.25%, due 3/31/22	562,379
	Harsco Corp.
1,000,000	5.75%, due 7/31/27 (b)	981,845
	Mineral Resources Ltd.
750,000	8.125%, due 5/1/27 (b)	789,071
	Rain CII Carbon LLC/
	CII Carbon Corp.
800,000	7.25%, due 4/1/25 (b)	730,492
	SunCoke Energy Partners LP/
	SunCoke Energy Partners
	Finance Corp.
860,000	7.50%, due 6/15/25 (b)	653,596
	TMS International Holding Corp.
900,000	7.25%, due 8/15/25 (b)	696,280
		5,256,691

Midstream 0.8%
	Rockpoint Gas Storage
	Canada Ltd.
750,000	7.00%, due 3/31/23 (b)	646,016

Oil and Gas Services 3.0%
	Archrock Partners LP /
	Archrock Partners Finance Corp.
675,000	6.875%, due 4/1/27 (b)	636,461
150,000	6.25%, due 4/1/28 (b)	142,781
	CVR Energy, Inc.
800,000	5.25%, due 2/15/25 (b)	722,500
	USA Compression Partners LP/
	USA Compression Finance Corp.
635,000	6.875%, due 4/1/26	612,673
250,000	6.875%, due 9/1/27	238,704
		2,353,119

Other Industrial 0.9%
	Algeco Global Finance Plc
750,000	8.00%, due 2/15/23 (b)	684,836

Packaging 1.3%
	Mauser Packaging
	Solutions Holding Co.
1,038,000	5.50%, due 4/15/24 (b)	1,033,448

Paper 2.6%
	Clearwater Paper Corp.
710,000	4.50%, due 2/1/23	706,894
	Mercer International, Inc.
175,000	7.375%, due 1/15/25	172,138
690,000	5.50%, due 1/15/26	626,627
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)	146,000
	Rayonier A.M. Products, Inc.
800,000	5.50%, due 6/1/24 (b)	370,916
		2,022,575

Pipelines 2.4%
	Genesis Energy LP /
	Genesis Energy Finance Corp.
800,000	7.75%, due 2/1/28	749,172
	Summit Midstream
	Holdings, LLC
800,000	5.50%, due 8/15/22	386,812
	TransMontaigne Partners LP/
	TLP Finance Corp.
750,000	6.125%, due 2/15/26	709,830
		1,845,814

Publishing and Broadcasting 2.0%
	Salem Media Group, Inc.
420,000	6.75%, due 6/1/24 (b)	350,700
	Townsquare Media, Inc.
640,000	6.50%, due 4/1/23 (b)	507,933
	Urban One, Inc.
825,000	7.375%, due 4/15/22 (b)	679,400
		1,538,033

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Railroad 1.2%
	Watco Companies, Inc.
$900,000	6.375%, due 4/1/23 (b)	$901,031

Real Estate 0.7%
	GEO Group, Inc.
580,000	5.125%, due 4/1/23	510,763

Refining and Marketing 1.5%
	Calumet Specialty Products
	Partners LP / Calumet
	Finance Corp.
525,000	7.75%, due 4/15/23	467,851
	Sunoco LP/Sunoco Finance Corp.
700,000	5.50%, due 2/15/26	705,992
		1,173,843

Retail 1.0%
	Staples, Inc.
525,000	7.50%, due 4/15/26 (b)	459,842
450,000	10.75%, due 4/15/27 (b)	307,208
		767,050

Retail – Consumer Discretionary 1.2%
	Hillman Company, Inc.
1,050,000	6.375%, due 7/15/22 (b)	949,447

Security Services 0.6%
	Allied Universal Holdco LLC /
	Allied Universal Finance Corp.
470,000	6.625%, due 7/15/26 (b)	494,600

Software and Services 2.1%
	Donnelley Financial
	Solutions, Inc.
905,000	8.25%, due 10/15/24	890,199
	Exela Intermediate LLC/
	Exela Finance, Inc.
750,000	10.00%, due 7/15/23 (b)	131,250
	Sophia, L.P.
550,000	9.00%, due 9/30/23 (b)	558,192
		1,579,641

Supermarkets 0.8%
	KeHE Distributors LLC /
	KeHE Finance Corp.
600,000	8.625%, due 10/15/26 (b)	634,407

Technology 1.6%
	Global A&T Electronics Ltd.
750,000	8.50%, due 1/12/23	632,171
	Granite Merger Sub 2, Inc.
600,000	11.00%, due 7/15/27 (b)	606,636
		1,238,807

Telecommunications 0.8%
	Plantronics, Inc.
800,000	5.50%, due 5/31/23 (b)	614,492

Transportation and Logistics 1.5%
	J.B. Poindexter & Co., Inc.
750,000	7.125%, due 4/15/26 (b)	749,205
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21	382,736
		1,131,941

Transportation Services 1.9%
	LBC Tank Terminals Holding
800,000	6.875%, due 5/15/23 (b)	785,084
	OPE KAG Finance Sub, Inc.
800,000	7.875%, due 7/31/23 (b)	666,916
		1,452,000

Utilities 0.9%
	Superior Plus LP /
	Superior General Partner, Inc.
700,000	7.00%, due 7/15/26 (b)	716,492

Waste and Environment Services
and Equipment 1.6%
	CD&R Waterworks
	Merger Sub LLC
370,000	6.125%, due 8/15/25 (b)	362,828
	Waste Pro USA, Inc.
850,000	5.50%, due 2/15/26 (b)	842,711
		1,205,539

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount/
Shares			Value
Wholesale Distribution 1.3%
	Performance Food Group, Inc.
$150,000	6.875%, due 5/1/25 (b)		$157,875
	US Foods, Inc.
850,000	6.25%, due 4/15/25 (b)		885,062
			1,042,937

Wireline Telecommunications Services 1.5%
	HC2 Holdings, Inc.
628,000	11.50%, due 12/1/21 (b)		567,162
	Intrado Corp.
560,000	5.375%, due 7/15/22 (b)		560,000
			1,127,162

Total Corporate Bonds
(cost $82,962,246)			73,391,508

MONEY MARKET FUND 3.2%
2,477,633	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.08% (a)		2,477,633

Total Money Market Fund
(cost $2,477,633)			2,477,633
Total Investments
(cost $85,676,542)		98.7%	75,995,954
Other Assets less Liabilities		1.3%	1,031,352
TOTAL NET ASSETS		100.0%	$77,027,306

(a)	Rate shown is the 7-day annualized yield as of May 31, 2020.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of May 31, 2020, the value of these investments was $59,497,014 or 77.24% of total net assets.

(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)	Non-income producing security.
(f)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees. Value determined using significant unobservable inputs

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2020
(Unaudited)

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Assets:
Investments in securities, at value
(cost $151,200,970, $72,547,905, and $85,676,542, respectively)	$161,380,176	$75,979,015	$75,995,954
Receivable for fund shares sold	222,587	92,508	—
Investment receivable	1,537,447	—	—
Interest receivable	1,572,462	171,804	1,560,576
Due from investment adviser (Note 4)	—	7,544	2,639
Prepaid expenses	18,111	16,836	17,574
Total assets	164,730,783	76,267,707	77,576,743

Liabilities:
Payable for securities purchased	1,802,989	5,940,676	497,354
Payable for fund shares redeemed	99,770	76,264	—
Administration fees	10,860	10,196	10,401
Custody fees	2,385	2,281	1,535
Transfer agent fees and expenses	12,837	9,625	6,382
Fund accounting fees	18,893	16,327	16,451
Audit fees	10,541	10,542	10,541
Chief Compliance Officer fee	2,762	2,762	2,762
Trustees’ fees and expenses	566	576	545
Accrued expenses	7,929	3,723	3,466
Total liabilities	1,969,532	6,072,972	549,437
Net Assets	$162,761,251	$70,194,735	$77,027,306

Net Assets Consist of:
Paid-in capital	$155,257,360	$68,496,605	$87,139,652
Total distributable earnings	7,503,891	1,698,130	(10,112,346)
Net Assets	$162,761,251	$70,194,735	$77,027,306

Net Asset Value, Offering Price and Redemption Price Per Share	$9.76	$9.79	$8.64

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	16,671,642	7,168,608	8,915,175

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2020
(Unaudited)

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Investment Income:
Interest (net of tax of $13,131, $0, and $13,432, respectively)	$2,782,832	$875,135	$2,906,384
Total investment income	2,782,832	875,135	2,906,384

Expenses:
Fund accounting fees (Note 4)	36,340	32,133	30,692
Transfer agent fees and expenses (Note 4)	34,469	18,872	13,742
Administration fees (Note 4)	20,796	19,565	19,674
Registration fees	13,118	11,313	7,403
Audit fees	10,541	10,541	10,542
Trustees’ fees and expenses	7,269	6,941	6,963
Custody fees (Note 4)	6,772	8,038	4,438
Chief Compliance Officer fee (Note 4)	5,429	5,429	5,429
Reports to shareholders	5,354	3,328	3,063
Legal fees	3,371	3,371	3,344
Miscellaneous	3,224	2,897	2,934
Insurance	1,392	969	1,065
Total expenses	148,075	123,397	109,289
Less: Expense reimbursement from adviser (Note 4)	(10,985)	(42,667)	(11,950)
Net expenses	137,090	80,730	97,339
Net investment income	2,645,742	794,405	2,809,045

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on investments	487,501	111,360	(496,815)
Net change in unrealized appreciation/(depreciation) on investments	73,640	1,632,729	(5,971,443)
Net gain/(loss) on investments	561,141	1,744,089	(6,468,258)
Net increase/(decrease) in net assets resulting from operations	$3,206,883	$2,538,494	$(3,659,213)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
Increase in Net Assets From Operations:
Net investment income	$2,645,742	$5,769,730
Net realized gain on investments	487,501	2,093,860
Net change in unrealized appreciation/(depreciation) on investments	73,640	15,236,243
Net increase in net assets resulting from operations	3,206,883	23,099,833

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(2,657,042)	(5,748,046)
Total dividends and distributions	(2,657,042)	(5,748,046)

Capital Share Transactions:
Net proceeds from shares sold	31,668,483	32,169,545
Distributions reinvested	2,557,533	5,092,058
Payment for shares redeemed	(14,297,227)	(60,905,574)
Net increase/(decrease) in net assets from capital share transactions	19,928,789	(23,643,971)
Total increase/(decrease) in net assets	20,478,630	(6,292,184)

Net Assets, Beginning of Period	142,282,621	148,574,805
Net Assets, End of Period	$162,761,251	$142,282,621

Transactions in Shares:
Shares sold	3,315,458	3,477,388
Shares issued on reinvestment of distributions	264,583	545,556
Shares redeemed	(1,487,350)	(6,582,597)
Net increase/(decrease) in shares outstanding	2,092,691	(2,559,653)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
Increase in Net Assets From Operations:
Net investment income	$794,405	$1,792,048
Net realized gain on investments	111,360	2,584
Net change in unrealized appreciation/depreciation on investments	1,632,729	2,948,637
Net increase in net assets resulting from operations	2,538,494	4,743,269

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(965,254)	(1,962,038)
Total dividends and distributions	(965,254)	(1,962,038)

Capital Share Transactions:
Net proceeds from shares sold	3,343,912	15,400,900
Distributions reinvested	867,056	1,416,455
Payment for shares redeemed	(5,319,559)	(10,072,959)
Net increase/(decrease) in net assets from capital share transactions	(1,108,591)	6,744,396
Total increase in net assets	464,649	9,525,627

Net Assets, Beginning of Period	69,730,086	60,204,459
Net Assets, End of Period	$70,194,735	$69,730,086

Transactions in Shares:
Shares sold	344,729	1,631,927
Shares issued on reinvestment of distributions	89,449	149,223
Shares redeemed	(548,126)	(1,066,918)
Net increase/(decrease) in shares outstanding	(113,948)	714,232

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$2,809,045	$5,226,758
Net realized gain/(loss) on investments	(496,815)	190,189
Net change in unrealized appreciation/depreciation on investments	(5,971,443)	(53,736)
Net increase/(decrease) in net assets resulting from operations	(3,659,213)	5,363,211

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(3,004,926)	(5,545,152)
Total dividends and distributions	(3,004,926)	(5,545,152)

Capital Share Transactions:
Net proceeds from shares sold	859,999	1,963,530
Distributions reinvested	3,004,925	5,545,153
Payment for shares redeemed	(88,146)	(1,205,838)
Net increase in net assets from capital share transactions	3,776,778	6,302,845
Total increase/(decrease) in net assets	(2,887,361)	6,120,904

Net Assets, Beginning of Period	79,914,667	73,793,763
Net Assets, End of Period	$77,027,306	$79,914,667

Transactions in Shares:
Shares sold	101,998	205,898
Shares issued on reinvestment of distributions	337,635	584,908
Shares redeemed	(10,188)	(125,287)
Net increase in shares outstanding	429,445	665,519

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2020		Year Ended November 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.76		$8.67	$9.35	$9.07	$8.97	$9.57

Income From Investment Operations:
Net investment income	0.17		0.37	0.37	0.35	0.36	0.36
Net realized and unrealized gain/(loss) on investments	0.01		1.09	(0.68)	0.28	0.10	(0.55)
Total from investment operations	0.18		1.46	(0.31)	0.63	0.46	(0.19)

Less Distributions:
Distributions from net investment income	(0.18)		(0.37)	(0.37)	(0.35)	(0.36)	(0.36)
Distributions from net realized gains on investments	—		—	—	—	—	(0.05)
Total distributions	(0.18)		(0.37)	(0.37)	(0.35)	(0.36)	(0.41)

Net asset value, end of period	$9.76		$9.76	$8.67	$9.35	$9.07	$8.97

Total Return	1.83	%++	17.10%	-3.44%	7.10%	5.18%	-2.08%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$162,761		$142,283	$148,575	$206,654	$223,040	$225,946
Ratio of expenses to average net assets:
Net of expense reimbursement	0.19	%+	0.19%	0.16%	0.15%	0.15%	0.15%
Before expense reimbursement	0.21	%+	0.20%	0.17%	0.17%	0.17%	0.16%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.65	%+	3.97%	3.97%	3.81%	3.90%	3.87%
Before expense reimbursement	3.63	%+	3.96%	3.96%	3.79%	3.88%	3.86%
Portfolio turnover rate	24	%++	20%	15%	11%	31%	18%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2020		Year Ended November 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.57		$9.17	$9.49	$9.56	$9.70	$9.82

Income From Investment Operations:
Net investment income	0.11		0.26	0.24	0.25	0.25	0.24
Net realized and unrealized gain/(loss) on investments	0.24		0.42	(0.31)	(0.05)	(0.11)	(0.09)
Total from investment operations	0.35		0.68	(0.07)	0.20	0.14	0.15

Less Distributions:
Distributions from net investment income	(0.13)		(0.28)	(0.25)	(0.27)	(0.28)	(0.27)
Total distributions	(0.13)		(0.28)	(0.25)	(0.27)	(0.28)	(0.27)

Net asset value, end of period	$9.79		$9.57	$9.17	$9.49	$9.56	$9.70

Total Return	3.71	%++	7.53%	-0.72%	2.09%	1.48%	1.54%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$70,195		$69,730	$60,204	$69,719	$87,877	$96,068
Ratio of expenses to average net assets:
Net of expense reimbursement	0.23	%+	0.23%	0.21%	0.17%	0.15%	0.15%
Before expense reimbursement	0.35	%+	0.36%	0.34%	0.39%	0.32%	0.29%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.26	%+	2.73%	2.53%	2.49%	2.59%	2.43%
Before expense reimbursement	2.14	%+	2.60%	2.40%	2.27%	2.42%	2.29%
Portfolio turnover rate	41	%++	20%	239%	151%	67%	161%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Financial Highlights

	Six Months Ended			December 26, 2017*
	May 31, 2020		Year Ended	through
	(Unaudited)		November 30, 2019	November 30, 2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.42		$9.44	$10.00

Income From Investment Operations:
Net investment income	0.32		0.64	0.56
Net realized and unrealized gain/(loss) on investments	(0.75)		0.02	(0.56)
Total from investment operations	(0.43)		0.66	0.00

Less Distributions:
Distributions from net investment income	(0.33)		(0.64)	(0.56)
Distributions from net realized gains on investments	(0.02)		(0.04)	—
Total distributions	(0.35)		(0.68)	(0.56)

Net asset value, end of period	$8.64		$9.42	$9.44

Total Return	-4.64	%++	7.21%	-0.07	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$77,027		$79,915	$73,794
Ratio of expenses to average net assets:
Net of expense reimbursement	0.25	%+	0.25%	0.23	%+
Before expense reimbursement	0.28	%+	0.28%	0.30	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	7.21	%+	6.72%	6.23	%+
Before expense reimbursement	7.18	%+	6.69%	6.16	%+
Portfolio turnover rate	41	%++	36%	22	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2020
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017, prior to which, its only activity was a transfer in-kind of securities and cash. This transfer in-kind was nontaxable, whereby the Fund issued 6,563,978 shares on December 26, 2017. The fair value and cost of securities received by the Fund was $61,624,087 and $60,648,008, respectively. In addition, the Fund received $4,015,697 of cash and interest receivable. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

PIA Funds
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2017 – 2019, or expected to be taken in the Funds’ 2020 tax returns.  The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized  using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts –  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

PIA Funds
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Funds’ financial statements.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2020, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

PIA Funds
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2020, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at May 31, 2020.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2020:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$145,458,443	$—	$145,458,443
Sovereign Bonds	—	10,653,950	—	10,653,950
U.S. Government Agencies and Instrumentalities	—	4,538,653	—	4,538,653
Total Fixed Income	—	160,651,046	—	160,651,046
Money Market Fund	729,130	—	—	729,130
Total Investments	$729,130	$160,651,046	$—	$161,380,176

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$800,026	$—	$800,026
Mortgage-Backed Securities —
U.S. Government Agencies	—	67,743,738	—	67,743,738
Total Fixed Income	—	68,543,764	—	68,543,764
Money Market Fund	938,974	—	—	938,974
U.S. Treasury Bills	—	6,496,277	—	6,496,277
Total Investments	$938,974	$75,040,041	$—	$75,979,015

PIA Funds
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Business Support Services	$—	$126,813	$—	$126,813
Total Common Stocks	—	126,813	—	126,813
Fixed Income
Corporate Bonds	—	73,244,508	$147,000	73,391,508
Total Fixed Income	—	73,244,508	147,000	73,391,508
Money Market Fund	2,477,633	—	—	2,477,633
Total Investments	$2,477,633	$73,371,321	$147,000	$75,995,954

Refer to each Fund’s schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at May 31, 2020, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.

The following is a reconciliation of the High Yield (MACS) Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2019	$—
Accrued discounts/premiums	1,891
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(154,141)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	299,250
Balance as of May 31, 2020	$147,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at May 31, 2020, and still classified as Level 3 was $(154,141).

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

PIA Funds
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses. PIA has temporarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

BBB Fund	0.19%
MBS Fund	0.23%
High Yield (MACS) Fund	0.25%

The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. For the six months ended May 31, 2020, the Adviser absorbed Fund expenses in the amount of $10,985, $42,667 and $11,950 for the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund, respectively.

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2020, are disclosed in the Statements of Operations.

The BBB Bond Fund and the MBS Bond Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The BBB Bond Fund and the MBS Bond Fund expensed $14,187 and $2,073, respectively, of sub-transfer agent fees during the six months ended May 31, 2020. These fees are included in the transfer agent fees and expenses amount disclosed in the Statements of Operations.

PIA Funds
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp.  As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp.  The Board of Trustees of the Funds has approved a new distribution agreement to enable Quasar to continue serving as the Funds’ Distributor.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$27,788,486	$9,268,438	$11,285,487	$9,752,629
MBS Bond Fund	—	—	15,248,809	16,186,614
High Yield (MACS) Fund	20,692,036	16,457,411	—	—

Note 6 – Line of Credit
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a line of credit in the amount of $15,000,000, $8,000,000 and $15,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2020, the BBB Fund and the High Yield (MACS) Fund did not draw upon their line of credit.  During the six months ended May 31, 2020, the MBS Bond Fund drew on its line of credit. The MBS Bond Fund had an outstanding average daily balance of $672, paid a weighted average interest rate of 3.25%, and incurred interest expense of $0. The maximum amount outstanding for the MBS Bond Fund during the six months ended May 31, 2020 was $123,000. At May 31, 2020, the Fund had no outstanding loan amounts.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2020 and the year ended November 30, 2019 was as follows:

	BBB Bond Fund		MBS Bond Fund		High Yield (MACS) Fund
	May 31, 2020	Nov. 30, 2019	May 31, 2020	Nov. 30, 2019	May 31, 2020	Nov. 30, 2019
Ordinary income	$2,657,042	$5,748,046	$965,254	$1,962,038	$2,988,134	$5,389,371
Long-term
capital gains	—	—	—	—	16,792	155,781

PIA Funds
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

As of November 30, 2019, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Cost of investments (a)	$131,698,633	$69,640,097	$82,150,297
Gross unrealized appreciation	10,455,043	1,818,652	1,468,645
Gross unrealized depreciation	(365,994)	(26,093)	(5,177,789)
Net unrealized appreciation/(depreciation) (a)	10,089,049	1,792,559	(3,709,144)
Undistributed ordinary income	73,462	41,980	244,198
Undistributed long-term capital gain	—	—	16,739
Total distributable earnings	73,462	41,980	260,937
Other accumulated gains/(losses)	(3,208,461)	(1,709,649)	—
Total accumulated earnings/(losses)	$6,954,050	$124,890	$(3,448,207)

(a)	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) in the Funds is attributable primarily to wash sales.

At November 30, 2019, the BBB Bond Fund and the MBS Bond Fund had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Short-term capital losses	$402,819	$860,812	$—
Long-term capital losses	2,805,642	848,837	—

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Funds’ performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Funds’ investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

PIA Funds
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

•
Interest Rate Risk.  The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

BBB Bond Fund

•
High Yield Securities Risk.  The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

MBS Bond Fund

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities.  These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

PIA Funds
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

•
Risks associated with Real Estate and Regulatory Actions.  Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk.  In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

•
Dollar Roll Risk.  Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk.  Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks.  These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

PIA Funds
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Loan Participation and Assignment Risk.  Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of May 31, 2020:

Fund	Shareholder	Percent of Shares Held
BBB Bond Fund	Wells Fargo LLC	55.06%
MBS Bond Fund	Morgan Stanley LLC	43.19%
High Yield (MACS) Fund	Reliance Trust Co.	96.57%

PIA Funds
Notice to Shareholders – May 31, 2020
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q and Form N-PORT
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-Q and Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At meetings held on October 23-24 and December 4-5, 2019, the Board (which was at the time comprised of five persons, all of whom were Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA BBB Bond Fund (the “BBB Fund”), the PIA MBS Bond Fund (the “MBS Fund”) and the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund (collectively, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan, and risk management process. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board considered that all shareholders of the Funds are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2019, on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board considered that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

BBB Fund: The Board noted that the BBB Fund outperformed the peer group median of its Morningstar comparative universe for the one-, three-, five-, and ten-year periods. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its benchmark index for the one-, three-, five-, and ten-year periods.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the BBB Fund.

MBS Fund: The Board noted that the MBS Fund outperformed the peer group median of its Morningstar comparative universe for the one-year, three-year, five-year, and ten-year periods. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its benchmark index for the one-, three-, five-, and ten-year periods.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the MBS Fund.

High Yield (MACS) Fund: The Board noted that the High Yield (MACS) Fund underperformed the peer group median of its Morningstar comparative universe for the one-year period ended June 30, 2019. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its benchmark index for the one-year period.

The Board also considered any differences in performance between the similarly managed accounts of the Adviser and the performance of the Fund, noting that the Fund had performed in line with its similarly managed account composite for the one-year period.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS. In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the Funds.

BBB Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2020, to maintain a minimal annual expense ratio for the Fund of 0.19%. The Board noted that the Fund’s total expense ratio was below its peer group median and average. The Board noted that the Adviser does not charge management fees to the BBB Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the BBB Fund.

MBS Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2020, to maintain a minimal annual expense ratio for the Fund of 0.23%. The Board noted that the Fund’s total expense ratio was below its peer group median and average. The Board also noted that the Adviser does not charge management fees to the MBS Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the MBS Fund.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

High Yield (MACS) Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2020, to maintain a minimal annual expense ratio for the Fund of 0.25%. The Board noted that the Fund’s total expense ratio was below its peer group median and average. The Board also noted that the Adviser does not charge management fees to the High Yield (MACS) Fund. The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the High Yield (MACS) Fund.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that since the Adviser does not charge a management fee to the Funds, and has temporarily agreed to absorb all but 0.19%, 0.23% and 0.25% of the BBB Fund’s, MBS Fund’s and High Yield (MACS) Fund’s ordinary operating expenses, respectively, it did not appear that there were any additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and considered both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds. The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the BBB Fund, MBS Fund and High Yield (MACS) Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the BBB Fund, MBS Fund and High Yield (MACS) Fund would be in the best interests of the Funds and their shareholders.

 (This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Semi-Annual Report
 May 31, 2020

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period from December 1, 2019 through May 31, 2020, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

For the six months ended May 31, 2020, the total return for the Fund, including the reinvestment of dividends and capital gains, was 1.41%. The Fund’s return was lower than the Fund’s benchmark index, the ICE BofA 1-Year U.S. Treasury Note Index, which returned 1.83% for the same period.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.45% and the Fund’s net expense ratio is 0.39%. PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 30, 2021. The net expense is what the investor has paid.

The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

During the six-month period ended May 31, 2020, the Fund had a neutral duration position and a more barbelled structure relative to the Fund’s benchmark index. The Fund’s diversified allocation to fixed-rate and floating-rate investment grade corporate bonds underperformed equivalent duration U.S. Treasuries during the period, a result of the COVID-19 pandemic, which prompted a flight to quality trade into U.S. Treasuries beginning in March 2020, pushing U.S. interest rates to all-time lows.

Bond Market in Review

Yields on 1-year Treasury notes, 2-year Treasury notes, 5-year Treasury bonds, 10-year Treasury bonds and 30-year Treasury bonds decreased by 143, 145, 132, 112 and 80 basis points (“bps”), respectively, from December 1, 2019 to May 31, 2020.  Credit spreads on BBB-rated bonds over Treasuries increased during the period from 140 bps to 230 bps. Option adjusted spreads on fixed rate agency MBS rose from 45 bps to 73 bps while their average life shortened from 4.9 years to 3.9 years.

The gross domestic product (“GDP”) decreased 5.0% for the first quarter of 2020, a substantial decline indicating a recession, a result of global economic contraction from the COVID-19 pandemic. In response, the federal government announced a number of stimulus programs, including stimulus payments to income qualifying individuals, increased unemployment benefits and loan forgiveness programs for businesses to maintain employees on the payroll. The Federal Reserve cut interest rates twice in March 2020, reducing the Federal Funds Rate to a range of zero to 0.25%. To prevent the capital markets from freezing up, the Federal Reserve began direct purchases of agency mortgage-backed securities, corporate bonds (rated investment grade and issues recently downgraded from investment grade to below investment grade) and corporate bond exchange-traded funds (both investment grade and high yield). These unprecedented government stimulus measures and Federal Reserve actions helped the debt and equity markets to recoup some losses in the second quarter as the markets await an attempted reopening of the U.S. economy and progress towards a COVID-19 vaccine. The U.S. Bureau of Labor Statistics reported in May that inflation, as measured by the Consumer Price Index, declined 0.8% in April 2020 and the unemployment rate for April 2020 skyrocketed to 14.7%.
1

PIA Short-Term Securities Fund

Please take a moment to review the Fund’s statements of assets and liabilities and the results of operations for the six-month period ended May 31, 2020. We look forward to reporting to you again with the annual report dated November 30, 2020.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The ICE BofA 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Credit Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Option-Adjusted Spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor
2

PIA Short-Term Securities Fund
Expense Example – May 31, 2020
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/19 – 5/31/20).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/19	Value 5/31/20	Period 12/1/19 – 5/31/20*
Actual	$1,000.00	$1,014.10	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.05	$1.97

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

3

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – May 31, 2020
(Unaudited)

Investments by Type
As a Percentage of Total Investments

4

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2020
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 44.7%

Aerospace and Defense 0.6%
	General Dynamics Corp.
$950,000	0.828% (3 Month LIBOR USD
	+ 0.380%), due 5/11/21 (c)	$950,542

Agricultural Chemicals 0.3%
	Nutrien Ltd.
500,000	1.90%, due 5/13/23	509,153

Automobiles Manufacturing 0.6%
	BMW US Capitals, LLC
1,000,000	0.794% (3 Month
	LIBOR USD + 0.370%),
	due 8/14/20 (a) (c)	998,123

Banks 12.8%
	Bank of Montreal
1,000,000	1.771% (3 Month LIBOR USD
	+ 0.460%), due 4/13/21 (c)	1,002,502
	Bank of New York Mellon Corp.
1,000,000	1.95%, due 8/23/22	1,032,470
	Bank of Nova Scotia
500,000	2.15%, due 7/14/20	501,068
1,000,000	2.50%, due 1/8/21	1,012,866
	BB&T Corp.
2,000,000	1.311% (3 Month LIBOR USD
	+ 0.570%), due 6/15/20 (c)	2,000,686
	DBS Group Holdings Ltd.
1,000,000	2.85%, due 4/16/22 (a)	1,031,989
	Goldman Sachs Bank USA/
	New York NY
2,000,000	3.20%, due 6/5/20	2,000,447
	KeyBank NA
500,000	3.30%, due 2/1/22	519,586
	Mitsubishi UFJ Financial
	Group, Inc.
2,000,000	2.623%, due 7/18/22	2,059,742
	MUFG Union Bank NA
500,000	3.15%, due 4/1/22	519,264
	PNC Bank NA
500,000	2.232% (3 Month LIBOR USD
	+ 0.440%), due 7/22/22 (c)	507,516
	Regions Bank
	Birmingham Alabama
2,000,000	0.934% (3 Month LIBOR USD
	+ 0.500%), due 8/13/21 (c)	1,986,221
	Royal Bank of Canada
1,000,000	1.15% (3 Month LIBOR USD
	+ 0.390%), due 4/30/21 (c)	1,003,096
	Synchrony Financial
500,000	2.85%, due 7/25/22	491,070
	Toronto Dominion Bank
2,000,000	1.048% (3 Month LIBOR USD
	+ 0.280%), due 6/11/20 (c)	2,000,155
	Truist Bank
2,000,000	1.25%, due 3/9/23	2,016,772
	Wells Fargo Bank NA
2,000,000	2.082% (3 Month LIBOR USD
	+ 0.650%), due 9/9/22 (c)	2,025,004
		21,710,454

Building Materials 0.6%
	Carrier Global Corp.
1,000,000	1.923%, due 2/15/23 (a)	1,011,900

Cable and Satellite 0.6%
	Comcast Corp.
1,000,000	1.763% (3 Month LIBOR USD
	+ 0.330%), due 10/1/20 (c)	1,000,768

The accompanying notes are an integral part of these financial statements.
5

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Chemicals 1.2%
	DuPont de Nemours, Inc.
$500,000	1.102% (3 Month LIBOR USD
	+ 0.710%), due 11/15/20 (c)	$500,109
500,000	2.169%, due 5/1/23	510,744
	PPG Industries, Inc.
1,000,000	3.60%, due 11/15/20	1,012,806
		2,023,659

Commercial Finance 1.4%
	Aviation Capital Group LLC
2,000,000	1.30% (3 Month
	LIBOR USD + 0.950%),
	due 6/1/21 (a) (c)	1,840,594
500,000	1.43% (3 Month
	LIBOR USD + 0.670%),
	due 7/30/21 (a) (c)	463,571
		2,304,165

Computers 0.3%
	Apple, Inc.
570,000	0.75%, due 5/11/23	575,668

Construction Machinery 1.0%
	John Deere Capital Corp.
1,700,000	2.30%, due 6/7/21	1,732,553

Construction Materials Manufacturing 0.6%
	Vulcan Materials Co.
1,000,000	1.341% (3 Month LIBOR USD
	+ 0.600%), due 6/15/20 (c)	999,454

Consumer Finance 0.6%
	American Express Co.
1,000,000	0.91% (3 Month LIBOR USD
	+ 0.525%), due 5/17/21 (c)	1,001,578

Diversified Manufacturing 0.3%
	Honeywell International, Inc.
500,000	2.15%, due 8/8/22	519,295

Electric 1.5%
	Dominion Energy, Inc.
500,000	2.715%, due 8/15/21 (d)	507,077
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23	1,039,061
	NextEra Energy Capital
	Holdings, Inc.
1,000,000	2.403%, due 9/1/21	1,023,702
		2,569,840

Electrical Equipment Manufacturing 0.6%
	Tyco Electronics Group SA
1,000,000	1.764% (3 Month LIBOR USD
	+ 0.450%), due 6/5/20 (c)	999,943

Financial Services 2.4%
	Ameriprise Financial, Inc.
1,000,000	3.00%, due 3/22/22	1,038,734
	Charles Schwab Corp.
1,000,000	0.694% (3 Month LIBOR USD
	+ 0.320%), due 5/21/21 (c)	1,000,417
	TD Ameritrade Holding Corp.
1,000,000	1.117% (3 Month LIBOR USD
	+ 0.430%), due 11/1/21 (c)	994,190
	USAA Capital Corp.
1,000,000	2.625%, due 6/1/21 (a)	1,020,365
		4,053,706

Food and Beverage 1.2%
	Campbell Soup Co.
500,000	1.371% (3 Month LIBOR USD
	+ 0.630%), due 3/15/21 (c)	499,123
	General Mills, Inc.
500,000	1.716% (3 Month LIBOR USD
	+ 0.540%), due 4/16/21 (c)	500,614

The accompanying notes are an integral part of these financial statements.
6

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Food and Beverage 1.2% (continued)
	Tyson Foods, Inc.
$1,000,000	2.130% (3 Month LIBOR USD
	+ 0.550%), due 6/2/20 (c)	$1,000,000
		1,999,737

Health and Personal Care Stores 0.3%
	CVS Health Corp.
500,000	1.033% (3 Month LIBOR USD
	+ 0.720%), due 3/9/21 (c)	500,821

Health Care Facilities and Services 1.2%
	Express Scripts Holding Co.
2,000,000	2.60%, due 11/30/20	2,016,885

Machinery Manufacturing 0.6%
	Ingersoll-Rand Global
	Holding Co. Ltd.
1,000,000	2.90%, due 2/21/21	1,011,721

Mass Merchants 0.6%
	Walmart, Inc.
1,000,000	1.425% (3 Month LIBOR USD
	+ 0.230%), due 6/23/21 (c)	1,002,087

Media 0.6%
	Fox Corp.
1,000,000	3.666%, due 1/25/22	1,043,052

Medical Equipment and
Supplies Manufacturing 0.4%
	Becton Dickinson and Co.
750,000	2.250% (3 Month LIBOR USD
	+ 0.875%), due 12/29/20 (c)	749,874

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 0.8%
	Northrop Grumman Corp.
1,300,000	2.08%, due 10/15/20	1,304,712

Nondepository Credit Intermediation 0.6%
	Caterpillar Financial
	Services Corp.
1,000,000	1.85%, due 9/4/20	1,003,363

Oil and Gas Services and Equipment 0.3%
	Schlumberger Finance
	Canada Ltd.
500,000	2.20%, due 11/20/20 (a)	499,469

Other Food Manufacturing 0.6%
	Conagra Brands, Inc.
1,000,000	1.820% (3 Month LIBOR USD
	+ 0.500%), due 10/9/20 (c)	999,128

Pharmaceuticals 4.2%
	AbbVie, Inc.
1,000,000	2.30%, due 11/21/22 (a)	1,032,585
	Bayer US Finance II LLC
1,000,000	1.846% (3 Month
	LIBOR USD + 0.630%),
	due 6/25/21 (a) (c)	994,727
	Bristol-Myers Squibb Co.
2,000,000	2.60%, due 5/16/22 (a)	2,082,035
	GlaxoSmithKline Capital Plc
2,000,000	0.774% (3 Month LIBOR USD
	+ 0.350%), due 5/14/21 (c)	2,002,410
	Johnson & Johnson
1,000,000	1.95%, due 11/10/20	1,007,631
		7,119,388

Railroad 0.3%
	Union Pacific Corp.
500,000	2.95%, due 3/1/22	521,184

Refining and Marketing 0.3%
	Phillips 66
500,000	0.960% (3 Month LIBOR USD
	+ 0.600%), due 2/26/21 (c)	498,306

The accompanying notes are an integral part of these financial statements.
7

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Restaurants 0.6%
	Starbucks Corp.
$1,000,000	2.20%, due 11/22/20	$1,007,296

Retail – Consumer Discretionary 0.6%
	Home Depot, Inc.
1,000,000	1.80%, due 6/5/20	1,000,130

Software and Services 0.3%
	Equifax, Inc.
500,000	1.262% (3 Month LIBOR USD
	+ 0.870%), due 8/15/21 (c)	493,978

Technology 1.2%
	PayPal Holdings, Inc.
2,000,000	2.20%, due 9/26/22	2,067,936

Tobacco 0.6%
	Philip Morris International, Inc.
1,000,000	1.125%, due 5/1/23	1,012,412

Transportation & Logistics 0.9%
	Ryder System, Inc.
1,000,000	2.875%, due 6/1/22	1,018,498
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21	506,130
		1,524,628
Travel & Lodging 0.8%
	Marriott International
1,000,000	0.968% (3 Month LIBOR USD
	+ 0.650%), due 3/8/21 (c)	973,047
	Royal Caribbean Cruises Ltd.
450,000	2.65%, due 11/28/20	436,742
		1,409,789
Utilities 2.3%
	Consolidated Edison Co. of
	New York, Inc.
2,000,000	1.616% (3 Month LIBOR USD
	+ 0.400%), due 6/25/21 (c)	1,998,121
	Eversource Energy
1,900,000	2.50%, due 3/15/21	1,922,530
		3,920,651
Total Corporate Bonds
(cost $75,096,497)		75,667,348

ASSET-BACKED SECURITIES 1.0%

Other Asset-Backed Securities 1.0%
	ACC Trust 2019-1 Issue, Class A
380,503	3.75%, due 5/20/22 (a)	381,370
	NYCTL 2019-A TRUST
1,355,915	2.19%, due 11/10/32 (a)	1,363,404
Total Asset-Backed Securities
(cost $1,736,274)		1,744,774

MORTGAGE-BACKED SECURITIES 7.5%

Commercial Mortgage-Backed Securities 1.7%
	GS Mortgage Securities Trust
3,000,000	1.084% (1 Month
	LIBOR USD + 0.900%),
	due 6/15/36, Series 2019 –
	SOHO, Class A (a) (c)	2,878,521

The accompanying notes are an integral part of these financial statements.
8

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
U.S. Government Agencies 5.8%
	FHLMC ARM Pool (c)
$213	3.981% (1 Year CMT
	Rate + 2.356%),
	due 2/1/22, #845113	$214
3,490	3.874% (1 Year CMT
	Rate + 1.874%),
	due 10/1/22, #635206	3,522
396	3.971% (1 Year CMT
	Rate + 2.296%),
	due 6/1/23, #845755	399
70,905	4.18% (1 Year CMT
	Rate + 2.276%),
	due 1/1/25, #785726	71,282
123,088	4.026% (1 Year CMT
	Rate + 2.250%),
	due 10/1/34, #782784	129,364
28,630	3.671% (12 Month
	LIBOR USD + 1.876%),
	due 4/1/36, #847671	30,401
	FHLMC Pool
61,244	5.00%, due 10/1/38, #G04832	70,261
1,582,332	3.50%, due 8/1/49, #SD8005	1,668,823
2,411,792	3.50%, due 9/1/49, #SD8011	2,543,623
	FNMA ARM Pool (c)
11,793	3.290% (6 Month
	LIBOR USD + 2.165%),
	due 7/1/25, #555206	11,771
76,273	4.105% (1 Year CMT
	Rate + 2.172%),
	due 4/1/30, #562912	76,472
107,712	3.824% (12 Month
	LIBOR USD + 1.592%),
	due 10/1/33, #743454	108,459
298,678	3.875% (12 Month
	LIBOR USD + 1.750%),
	due 11/1/33, #755253	301,436
476,180	3.719% (1 Year CMT
	Rate + 2.295%),
	due 5/1/34, #AC5719	479,651
77,584	2.481% (12 Month
	LIBOR USD + 1.605%),
	due 7/1/34, #779693	77,964
58,788	3.429% (12 Month
	LIBOR USD + 1.398%),
	due 10/1/34, #795136	61,151
240,356	3.607% (12 Month
	LIBOR USD + 1.573%),
	due 1/1/36, #849264	242,352
193,677	3.605% (12 Month
	LIBOR USD + 1.730%),
	due 1/1/37, #906389	195,201
39,342	4.030% (12 Month
	LIBOR USD + 1.905%),
	due 3/1/37, #907868	39,635
230,179	4.140% (12 Month
	LIBOR USD + 2.015%),
	due 11/1/37, #953653	231,668
	FNMA Pool
186,149	5.00%, due 6/1/40, #AD5479	214,065
25,033	4.00%, due 11/1/41, #AJ3797	27,565
384,133	3.50%, due 2/1/49, #MA3597	406,230
2,240,099	3.50%, due 6/1/49, #MA3686	2,362,545
350,079	3.50%, due 7/1/49, #MA3692	369,267
		9,723,321
Total Mortgage-Backed Securities
(cost $12,443,489)		12,601,842

The accompanying notes are an integral part of these financial statements.
9

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Shares/
Principal Amount			Value
U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 45.8%

U.S. Treasury Notes 45.8%
$1,000,000	1.50%, due 6/15/20		$1,000,535
5,000,000	1.50%, due 8/15/20		5,014,208
5,000,000	1.625%, due 10/15/20		5,026,563
7,500,000	1.75%, due 11/15/20		7,553,466
5,000,000	2.00%, due 1/15/21		5,056,934
6,500,000	2.25%, due 2/15/21		6,594,961
7,000,000	2.375%, due 3/15/21		7,120,859
2,000,000	2.375%, due 4/15/21		2,038,008
6,000,000	2.125%, due 8/15/21		6,139,336
4,000,000	2.875%, due 11/15/21		4,156,953
5,000,000	2.50%, due 2/15/22		5,198,633
5,000,000	1.75%, due 5/15/22		5,155,078
7,000,000	1.625%, due 8/15/22		7,225,723
3,500,000	1.625%, due 12/15/22		3,629,336
4,500,000	0.50%, due 3/15/23		4,540,254
2,000,000	0.25%, due 4/15/23		2,004,141
Total U.S. Government Agencies
& Instrumentalities
(cost $76,599,399)			77,454,988

MONEY MARKET FUND 0.7%
1,146,378	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.08% (b)		1,146,378
Total Money Market Fund
(cost $1,146,378)			1,146,378
Total Investments
(cost $167,022,037)		99.7%	168,615,330
Other Assets less Liabilities		0.3%	512,299
TOTAL NET ASSETS		100.0%	$169,127,629

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2020, the value of these investments was $15,598,653 or 9.22% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of May 31, 2020.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2020.
(d)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter.  The interest rate shown is the rate in effect as of May 31, 2020, and remains in effect until the bonds maturity date.

ARM – Adjustable Rate Mortgage
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.
10

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – May 31, 2020
(Unaudited)

Assets:
Investments in securities, at value (cost $167,022,037)	$168,615,330
Receivable for securities sold	11,261
Receivable for fund shares sold	190,739
Interest receivable	716,670
Prepaid expenses	27,189
Total assets	169,561,189

Liabilities:
Payable for fund shares redeemed	315,500
Investment advisory fees	19,468
Administration fees	10,712
Custody fees	2,656
Transfer agent fees and expenses	40,802
Fund accounting fees	21,692
Audit fees	10,542
Chief Compliance Officer fee	2,762
Trustees’ fees and expenses	564
Accrued expenses	8,862
Total liabilities	433,560
Net Assets	$169,127,629

Net Assets Consist of:
Paid-in capital	$167,784,426
Total distributable earnings	1,343,203
Net Assets	$169,127,629

Net Asset Value, Offering Price and Redemption Price Per Share	$10.12

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	16,719,634

The accompanying notes are an integral part of these financial statements.
11

PIA Short-Term Securities Fund
Statement of Operations – Six Months Ended May 31, 2020
(Unaudited)

Investment Income:
Interest	$1,691,986
Other Income	424
Total investment income	1,692,410

Expenses:
Investment advisory fees (Note 4)	159,261
Transfer agent fees and expenses (Note 4)	79,523
Fund accounting fees (Note 4)	41,639
Administration fees (Note 4)	20,611
Registration fees	12,542
Audit fees	10,541
Custody fees (Note 4)	8,364
Reports to shareholders	7,502
Trustees’ fees and expenses	7,322
Chief Compliance Officer fee (Note 4)	5,429
Legal fees	3,371
Miscellaneous	3,204
Insurance	1,508
Total expenses	360,817
Less: Fee waiver by adviser (Note 4)	(50,259)
Net expenses	310,558
Net investment income	1,381,852

Realized and Unrealized Gain on Investments:
Net realized gain on investments	65,796
Net change in unrealized appreciation/(depreciation) on investments	804,752
Net gain on investments	870,548
Net increase in net assets resulting from operations	$2,252,400

The accompanying notes are an integral part of these financial statements.
12

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2020	November 30,
	(Unaudited)	2019
Increase in Net Assets From
Operations:
Net investment income	$1,381,852	$3,225,869
Net realized gain on investments	65,796	63,478
Net change in unrealized appreciation/(depreciation) on investments	804,752	1,521,271
Net increase in net assets resulting from operations	2,252,400	4,810,618

Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders	(1,451,441)	(3,233,638)
Total dividends and distributions	(1,451,441)	(3,233,638)

Capital Share Transactions:
Proceeds from shares sold	33,391,250	35,239,089
Distributions reinvested	1,386,270	2,868,310
Payment for shares redeemed	(29,931,383)	(41,532,894)
Net increase/(decrease) in net assets from capital share transactions	4,846,137	(3,425,495)
Total increase/(decrease) in net assets	5,647,096	(1,848,515)

Net Assets, Beginning of Period	163,480,533	165,329,048
Net Assets, End of Period	$169,127,629	$163,480,533

Transactions in Shares:
Shares sold	3,309,914	3,512,188
Shares issued on reinvestment of distributions	137,647	285,919
Shares redeemed	(2,969,336)	(4,144,473)
Net increase/(decrease) in shares outstanding	478,225	(346,366)

The accompanying notes are an integral part of these financial statements.
13

PIA Short-Term Securities Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2020		Year Ended November 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.07		$9.97	$10.00	$10.03	$10.00	$10.05

Income From Investment Operations:
Net investment income	0.09		0.20	0.15	0.11	0.10	0.07
Net realized and unrealized gain/(loss) on investments	0.05		0.10	(0.03)	(0.03)	0.03	(0.03)
Total from investment operations	0.14		0.30	0.12	0.08	0.13	0.04

Less Distributions:
Distributions from net investment income	(0.09)		(0.20)	(0.15)	(0.11)	(0.10)	(0.09)
Total distributions	(0.09)		(0.20)	(0.15)	(0.11)	(0.10)	(0.09)

Net asset value, end of period	$10.12		$10.07	$9.97	$10.00	$10.03	$10.00

Total Return	1.41	%++	3.04%	1.23%	0.85%	1.32%	0.37%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$169,128		$163,481	$165,329	$171,521	$169,935	$156,007
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.39	%+	0.39%	0.39%	0.39%	0.39%	0.39%
Before fee waivers and reimbursements	0.45	%+	0.45%	0.42%	0.41%	0.41%	0.41%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	1.73	%+	2.00%	1.53%	1.12%	1.02%	0.69%
Before fee waivers and reimbursements	1.67	%+	1.94%	1.50%	1.10%	1.00%	0.67%
Portfolio turnover rate	34	%++	48%	28%	46%	37%	60%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.
14

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2020
(Unaudited)

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2017 – 2019, or expected to be taken in the Fund’s 2020 tax returns.  The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
15

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  All short-term capital gains are included in ordinary income for tax purposes.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Fund's financial statements.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2020, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation
16

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
17

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2020, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2020.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
18

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$75,667,348	$—	$75,667,348
Asset-Backed Securities	—	1,744,774	—	1,744,774
Mortgage-Backed Securities	—	12,601,842	—	12,601,842
U.S. Government Agencies
and Instrumentalities	—	77,454,988	—	77,454,988
Total Fixed Income	—	167,468,952	—	167,468,952
Money Market Fund	1,146,378	—	—	1,146,378
Total Investments	$1,146,378	$167,468,952	$—	$168,615,330

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2020, the end of the reporting period. The Fund recognized no transfers between levels.

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2020, the Fund incurred $159,261 in advisory fees.
19

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Funds aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.39% of the average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2020, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $50,259; no amounts were reimbursed to the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/20	$13,563
11/30/21	51,909
11/30/22	88,829
11/30/23	50,259
$204,560

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2020, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $43,176 of sub-transfer agent fees during the six months ended May 31, 2020. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp.  As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp.  The Board of Trustees of the Fund has approved a new distribution agreement to enable Quasar to continue serving as the Fund’s Distributor.
20

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$6,563,040	$16,495,279	$27,597,094	$9,820,693

Note 6 – Line of Credit
The Fund has a line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the six months ended May 31, 2020.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2020 and the year ended November 30, 2019 was as follows:

	May 31, 2020	November 30, 2019
Ordinary income	$1,451,441	$3,233,638

As of November 30, 2019, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$161,936,287
Gross unrealized appreciation	798,936
Gross unrealized depreciation	(10,395)
Net unrealized appreciation (a)	788,541
Undistributed ordinary income	48,904
Undistributed long-term capital gains	—
Total distributable earnings	48,904
Other accumulated losses	(295,201)
Total accumulated earnings/(losses)	$542,244

(a)	The book-basis and tax-basis net unrealized appreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite	Total
$7,352	$287,849	$295,201

21

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
U.S. Government Securities Risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

22

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

•
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield.  Prepayment risk is a major risk of mortgage-backed securities.

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected.  This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Asset-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above).  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
High Yield Securities Risk.  Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2020, Capinco c/o U.S. Bank NA, for the benefit of their customers, owned 27.8% of the outstanding shares of the Fund.
23

PIA Short-Term Securities Fund
Notice to Shareholders – May 31, 2020
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q and Form N-PORT
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Fund’s Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-Q and Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.
24

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement
(Unaudited)

At meetings held on October 23-24 and December 4-5, 2019, the Board (which was at the time comprised of five persons, all of whom were Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA Short-Term Securities Fund (the “Short-Term Securities Fund”) and the PIA Short Duration Bond Fund (the “Short Duration Fund”) (collectively, the “Funds”). The Board noted that the Short Duration Fund had not yet begun operations. At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan, and risk management process. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board considered that all shareholders of the Funds are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2019, on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board considered that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

Short-Term Securities Fund: The Board noted that the Short-Term Securities Fund outperformed the peer group median of its Morningstar comparative universe for the one-year period and underperformed for the three-year, five-year, and ten-year periods. The Board also reviewed the performance of the Fund against a

25

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

broad-based securities market benchmark, noting that it had underperformed its primary benchmark for the one-year period, performed in line for the three-year period, and outperformed for the five- and ten-year periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Short-Term Securities Fund, noting that the Fund had underperformed against the similarly managed composite for the one-year period and outperformed for the three-, five- and ten-year periods.

Short Duration Fund: The Board noted that the Short Duration Fund has not yet commenced operations.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS. In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the Funds.

Short-Term Securities Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.39% (the “Expense Cap”). The Board noted that the Fund’s total expense ratio was above its peer group median and slightly above the average. Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds of similar asset sizes, the total expense ratio was above its peer group median and slightly above its average. The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, and below its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes. The Board also noted that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund for the year ended June 30, 2019, was below the peer group median and average. The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were lower than, equal to, or higher than the fees charged by the Adviser to its separately managed account clients depending on the asset level, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the separate account client.

Short Duration Fund: The Board noted that the Adviser had contractually agreed to maintain annual expense ratios of 1.00% for Class A shares and 0.75% for Class I shares (the “Expense Caps”). The Board noted that the Fund’s estimated total expense ratio for the Class I shares and Class A shares was above its peer group median and average. The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that since the Adviser does not charge a management fee to the Funds and it did not appear that there were any additional significant economies of scale being realized by the Adviser. With respect to the Short-Term Securities Fund, the Board noted that the Adviser

26

PIA Short-Term Securities Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and considered both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds. The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Short-Term Securities Fund and the Short Duration Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the Short-Term Securities Fund and the Short Duration Fund would be in the best interests of the Funds and their shareholders.
27

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Semi-Annual Report

May 31, 2020

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2019 through May 31, 2020, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund under-performed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning -6.29%, after fees and expenses, for the six-month period ended May 31, 2020, versus -2.83% for the Index.

As stated in the current prospectus, the Fund’s gross expense ratio is 1.04%, and the Fund’s net expense ratio is 0.87%. PIA has temporarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.86% of the Fund’s average daily net assets, through at least March 30, 2021. The net expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The Fund under-performed the Index over the six-month period ended May 31, 2020, largely attributable to the distribution of total returns and weighting by ratings category.  During the period, Ba-rated credits within the Index gained 0.42%, while B-rated and Caa-rated credits produced losses of -3.92% and -11.09%, respectively.  The Fund was positioned with a significant underweight in Ba-rated credits, an overweight in B-rated credits, and a significant overweight in Caa-rated credits.  We believe the price action during the past six months has enhanced the relative value offered by lower-rated credits, and the Fund continues to focus on this portion of the high yield market.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

1

PIA High Yield Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund
Expense Example – May 31, 2020
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/19 – 5/31/20).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/19	Value 5/31/20	Period 12/1/19 – 5/31/20*
Actual	$1,000.00	$ 937.10	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.34

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense. The annualized expense ratio of the Fund is 0.86%.

3

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2020
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

4

PIA High Yield Fund
Schedule of Investments – May 31, 2020
(Unaudited)

Principal Amount		Value
CORPORATE BONDS 95.4%

Aerospace/Defense 1.9%
	F-Brasile SpA / F-Brasile US LLC
$600,000	7.375%, due 8/15/26 (a)	$442,500
	Triumph Group, Inc.
550,000	7.75%, due 8/15/25	359,505
		802,005
Auto Parts & Equipment 1.0%
	Dealer Tire LLC / DT Issuer LLC
500,000	8.00%, due 2/1/28 (a)	433,863

Auto Parts Manufacturing 0.9%
	Truck Hero, Inc.
400,000	8.50%, due 4/21/24 (a)	373,458

Building Materials 0.9%
	Core & Main Holdings LP
400,000	8.625% Cash or 9.375% PIK,
	due 9/15/24 (a) (c)	383,458
Chemicals 5.5%
	Consolidated Energy Finance SA
410,000	6.875%, due 6/15/25 (a)	351,323
200,000	6.50%, due 5/15/26 (a)	164,712
	CSTN Merger Sub, Inc.
550,000	6.75%, due 8/15/24 (a)	464,005
	Innophos Holdings, Inc.
500,000	9.375%, due 2/15/28 (a)	483,437
	Koppers, Inc.
550,000	6.00%, due 2/15/25 (a)	507,710
	Neon Holdings, Inc.
400,000	10.125%, due 4/1/26 (a)	386,186
		2,357,373
Communications Equipment 1.3%
	CommScope Technologies LLC
550,000	6.00%, due 6/15/25 (a)	536,440

Construction Machinery 1.3%
	Capitol Investment
	Merger Sub 2 LLC
600,000	10.00%, due 8/1/24 (a)	570,687

Construction Materials Manufacturing 1.6%
	Boise Cascade Co.
510,000	5.625%, due 9/1/24 (a)	520,784
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (a)	146,000
		666,784
Consumer Cyclical Services 2.3%
	CoreCivic, Inc.
550,000	4.75%, due 10/15/27	499,485
	Photo Holdings Merger Sub, Inc.
550,000	8.50%, due 10/1/26 (a)	499,920
		999,405
Consumer Services 5.2%
	Carriage Services, Inc.
525,000	6.625%, due 6/1/26 (a)	550,494
	Cimpress Plc
650,000	7.00%, due 6/15/26 (a)	629,564
	LSC Communications, Inc.
675,000	8.75%, due 10/15/23 (a) (d)	50,625
	Prime Security Services Borrower
	LLC / Prime Finance, Inc.
550,000	5.25%, due 4/15/24 (a)	574,808
	Quad Graphics, Inc.
500,000	7.00%, due 5/1/22	425,508
		2,230,999
Containers and Packaging 3.8%
	Pactiv LLC
500,000	8.375%, due 4/15/27	536,780
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (a)	631,125
	Trident TPI Holdings, Inc.
500,000	6.625%, due 11/1/25 (a)	446,822
		1,614,727
Diversified Manufacturing 0.4%
	FXI Holdings, Inc.
197,000	12.25%, due 11/15/26 (a)	180,716

The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Financial Services 0.7%
	Arrow Bidco LLC
$500,000	9.50%, due 3/15/24 (a)	$319,323

Food – Catering 0.4%
	Aramark Services, Inc.
175,000	6.375%, due 5/1/25 (a)	183,626

Food and Beverage 5.6%
	Clearwater Seafoods, Inc.
480,000	6.875%, due 5/1/25 (a)	454,150
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (a) (d)	25,875
	Dole Food Co., Inc.
525,000	7.25%, due 6/15/25 (a)	500,664
	H-Food Holdings LLC /
	Hearthside Finance Co., Inc.
500,000	8.50%, due 6/1/26 (a)	438,263
	Sigma Holdco BV
600,000	7.875%, due 5/15/26 (a)	616,389
	Simmons Foods, Inc.
343,000	7.75%, due 1/15/24 (a)	363,115
		2,398,456
Forest and Paper
Products Manufacturing 1.3%
	Schweitzer-Mauduit
	International, Inc.
550,000	6.875%, due 10/1/26 (a)	552,437

Hardware 0.8%
	Everi Payments Inc.
374,000	7.50%, due 12/15/25 (a)	341,703

Health Care Facilities and Services 0.7%
	Hadrian Merger Sub, Inc.
350,000	8.50%, due 5/1/26 (a)	296,996

Healthcare – Products 1.2%
	Ortho-Clinical Diagnostics, Inc. /
	Ortho-Clinical Diagnostics SA
500,000	7.25%, due 2/1/28 (a)	499,062

Home Improvement 0.8%
	Apex Tool Group LLC/BC
	Mountain Finance, Inc.
600,000	9.00%, due 2/15/23 (a)	363,687

Industrial – Other 3.3%
	Brand Energy &
	Infrastructure Services, Inc.
500,000	8.50%, due 7/15/25 (a)	442,807
	Cleaver-Brooks, Inc.
475,000	7.875%, due 3/1/23 (a)	399,644
	New Enterprise Stone
	& Lime Co., Inc.
600,000	6.25%, due 3/15/26 (a)	584,136
		1,426,587
Lumber & Other Building
Material Dealers 0.6%
	WESCO Distribution, Inc.
100,000	7.125%, due 6/15/25 (a)	100,000
150,000	7.25%, due 6/15/28 (a)	148,866
		248,866
Machinery Manufacturing 4.0%
	Granite US Holdings Corp.
300,000	11.00%, due 10/1/27 (a)	286,068
	JPW Industries Holding Corp.
590,000	9.00%, due 10/1/24 (a)	452,026
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a)(e)	126,000
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
600,000	7.75%, due 4/15/26 (a)	561,243
	Titan International, Inc.
557,000	6.50%, due 11/30/23	304,203
		1,729,540
Manufactured Goods 4.2%
	FXI Holdings, Inc.
634,000	7.875%, due 11/1/24 (a)	526,610

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Manufactured Goods 4.2% (continued)
	Grinding Media Inc./ MC
	Grinding Media Canada, Inc.
$700,000	7.375%, due 12/15/23 (a)	$698,715
	Optimas OE Solutions, Inc.
217,000	8.625%, due 6/1/21 (a)	90,055
	Park-Ohio Industries, Inc.
660,000	6.625%, due 4/15/27	512,450
		1,827,830
Media Entertainment 3.0%
	Diamond Sports Group LLC /
	Diamond Sports Finance Co.
425,000	5.375%, due 8/15/26 (a)	338,870
	Getty Images, Inc.
500,000	9.75%, due 3/1/27 (a)	448,220
	Meredith Corp.
550,000	6.875%, due 2/1/26	511,035
		1,298,125
Media Non-Cable 1.1%
	R.R. Donnelley & Sons Co.
550,000	6.50%, due 11/15/23	495,630

Metals and Mining 6.0%
	Compass Minerals
	International, Inc.
200,000	6.75%, due 12/1/27 (a)	210,757
	Emeco Pty Ltd.
310,006	9.25%, due 3/31/22	296,056
	Harsco Corp.
500,000	5.75%, due 7/31/27 (a)	490,922
	Mineral Resources Ltd.
90,000	8.125%, due 5/1/27 (a)	94,689
	Rain CII Carbon LLC/
	CII Carbon Corp.
650,000	7.25%, due 4/1/25 (a)	593,525
	SunCoke Energy Partners LP/
	SunCoke Energy Partners
	Finance Corp.
600,000	7.50%, due 6/15/25 (a)	455,997
	TMS International Holding Corp.
580,000	7.25%, due 8/15/25 (a)	448,714
		2,590,660
Midstream 1.1%
	Rockpoint Gas Storage Canada Ltd.
550,000	7.00%, due 3/31/23 (a)	473,745

Oil and Gas Services 2.8%
	Archrock Partners LP / Archrock
	Partners Finance Corp.
125,000	6.875%, due 4/1/27 (a)	117,863
100,000	6.25%, due 4/1/28 (a)	95,188
	CVR Energy, Inc.
500,000	5.25%, due 2/15/25 (a)	451,562
	USA Compression Partners LP/
	USA Compression Finance Corp.
315,000	6.875%, due 4/1/26	303,925
250,000	6.875%, due 9/1/27	238,704
		1,207,242
Other Industrial 1.1%
	Algeco Global Finance Plc
500,000	8.00%, due 2/15/23 (a)	456,557

Packaging 1.4%
	Mauser Packaging Solutions
	Holding Co.
620,000	5.50%, due 4/15/24 (a)	617,281

Paper 3.4%
	Clearwater Paper Corp.
520,000	4.50%, due 2/1/23	517,725
	Mercer International, Inc.
560,000	5.50%, due 1/15/26	508,567
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (a)	146,000
	Rayonier A.M. Products, Inc.
600,000	5.50%, due 6/1/24 (a)	278,187
		1,450,479

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Pipelines 3.0%
	Genesis Energy LP / Genesis
	Energy Finance Corp.
$500,000	7.75%, due 2/1/28	$468,232
	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22	338,460
	TransMontaigne Partners LP/
	TLP Finance Corp.
500,000	6.125%, due 2/15/26	473,220
		1,279,912
Publishing and Broadcasting 3.1%
	Salem Media Group, Inc.
480,000	6.75%, due 6/1/24 (a)	400,800
	Townsquare Media, Inc.
600,000	6.50%, due 4/1/23 (a)	476,187
	Urban One, Inc.
575,000	7.375%, due 4/15/22 (a)	473,521
		1,350,508
Railroad 1.2%
	Watco Companies, Inc.
500,000	6.375%, due 4/1/23 (a)	500,572

Real Estate 1.0%
	GEO Group, Inc.
500,000	5.125%, due 4/1/23	440,312

Refining and Marketing 0.5%
	Calumet Specialty Products
	Partners LP / Calumet
	Finance Corp.
220,000	7.75%, due 4/15/23	196,052

Retail – Consumer Discretionary 1.3%
	Hillman Company, Inc.
600,000	6.375%, due 7/15/22 (a)	542,541

Retail 1.0%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)	437,945

Security Services 1.0%
	Allied Universal Holdco LLC /
	Allied Universal Finance Corp.
400,000	6.625%, due 7/15/26 (a)	420,936

Software and Services 1.5%
	Donnelley Financial
	Solutions, Inc.
550,000	8.25%, due 10/15/24	541,005
	Exela Intermediate LLC/
	Exela Finance, Inc.
600,000	10.00%, due 7/15/23 (a)	105,000
		646,005
Supermarkets 1.0%
	KeHE Distributors LLC /
	KeHE Finance Corp.
400,000	8.625%, due 10/15/26 (a)	422,938

Technology 1.9%
	Global A&T Electronics Ltd.
500,000	8.50%, due 1/12/23	421,447
	Granite Merger Sub 2, Inc.
400,000	11.00%, due 7/15/27 (a)	404,424
		825,871
Telecommunications 1.0%
	Plantronics, Inc.
550,000	5.50%, due 5/31/23 (a)	422,463

Transportation and Logistics 1.5%
	J.B. Poindexter & Co., Inc.
350,000	7.125%, due 4/15/26 (a)	349,629
	Martin Midstream Partners L.P.
500,000	7.25%, due 2/15/21	294,412
		644,041
Transportation Services 1.4%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (a)	588,813

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – May 31, 2020 (continued)
(Unaudited)

Principal Amount		Value
Utilities 1.3%
	Superior Plus LP / Superior
	General Partner, Inc.
$550,000	7.00%, due 7/15/26 (a)	$562,958

Waste and Environment Services
and Equipment 1.2%
	Waste Pro USA, Inc.
500,000	5.50%, due 2/15/26 (a)	495,712

Wholesale Distribution 1.2%
	Performance Food Group, Inc.
100,000	6.875%, due 5/1/25 (a)	105,250
	US Foods, Inc.
400,000	6.25%, due 4/15/25 (a)	416,500
		521,750
Wireline Telecommunications Services 1.7%
	HC2 Holdings, Inc.
418,000	11.50%, due 12/1/21 (a)	377,506
	Intrado Corp.
500,000	8.50%, due 10/15/25 (a)	364,063
		741,569
Total Corporate Bonds
(cost $48,406,081)		40,968,645

EXCHANGE-TRADED FUNDS 1.2%
6,250	iShares iBoxx High Yield
	Corporate Bond ETF	515,125
Total Exchange-Traded Funds
(cost $502,115)		515,125

MONEY MARKET FUND 1.9%
836,197	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.08% (b)	836,197
Total Money Market Fund
(cost $836,197)		836,197
Total Investments
(cost $49,744,393)	98.5%	42,319,967
Other Assets less Liabilities	1.5%	642,823
TOTAL NET ASSETS	100.0%	$42,962,790

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of May 31, 2020, the value of these investments was $32,285,932 or 75.15% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of May 31, 2020.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees. Value determined using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2020
(Unaudited)

Assets:
Investments in securities, at value (cost $49,744,393)	$42,319,967
Receivable for fund shares sold	100,006
Interest receivable	924,740
Prepaid expenses	21,838
Total assets	43,366,551

Liabilities:
Payable to investment adviser	8,374
Payable for securities purchased	248,866
Payable for fund shares redeemed	74,871
Payable for interest tax withheld	8,548
Administration fees	9,941
Transfer agent fees and expenses	15,296
Fund accounting fees	14,970
Audit fees	10,541
Chief Compliance Officer fee	2,762
Custody fees	1,231
Shareholder reporting	7,759
Trustees’ fees and expenses	602
Total liabilities	403,761
Net Assets	$42,962,790

Net Assets Consist of:
Paid-in capital	$50,731,474
Total distributable earnings	(7,768,684)
Net Assets	$42,962,790

Net Asset Value, Offering Price and Redemption Price Per Share	$8.67

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	4,957,813

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Operations – Six Months Ended May 31, 2020
(Unaudited)

Investment Income:
Interest	$1,814,384
Dividends	9,831
Total investment income	1,824,215

Expenses:
Investment advisory fees (Note 4)	127,193
Transfer agent fees and expenses (Note 4)	32,909
Fund accounting fees (Note 4)	27,742
Administration fees (Note 4)	18,997
Registration fees	12,178
Audit fees	10,541
Trustees’ fees and expenses	6,916
Reports to shareholders	6,087
Chief Compliance Officer fee (Note 4)	5,429
Legal fees	3,371
Custody fees (Note 4)	3,030
Miscellaneous	2,824
Insurance	972
Interest expense (Note 6)	683
Total expenses	258,872
Less: Fee waiver by adviser (Note 4)	(59,989)
Net expenses	198,883
Net investment income	1,625,332

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(378,663)
Net change in unrealized appreciation/(depreciation) on investments	(4,183,014)
Net loss on investments	(4,561,677)
Net decrease in net assets resulting from operations	$(2,936,345)

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2020	November 30,
	(Unaudited)	2019
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$1,625,332	$3,744,006
Net realized gain/(loss) on investments	(378,663)	184,146
Net change in unrealized appreciation/(depreciation) on investments	(4,183,014)	(456,044)
Net increase/(decrease) in net assets resulting from operations	(2,936,345)	3,472,108

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(1,712,882)	(3,734,114)
Total dividends and distributions	(1,712,882)	(3,734,114)

Capital Share Transactions:
Proceeds from shares sold	11,245,612	35,656,888
Distributions reinvested	854,771	1,974,931
Payment for shares redeemed	(16,574,522)	(42,561,827)
Net decrease in net assets from capital share transactions	(4,474,139)	(4,930,008)
Total decrease in net assets	(9,123,366)	(5,192,014)

Net Assets, Beginning of Period	52,086,156	57,278,170
Net Assets, End of Period	$42,962,790	$52,086,156

Transactions in Shares:
Shares sold	1,260,197	3,646,734
Shares issued on reinvestment of distributions	94,489	202,864
Shares redeemed	(1,815,146)	(4,352,099)
Net decrease in shares outstanding	(460,460)	(502,501)

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2020		Year Ended November 30,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.61		$9.67	$10.33	$10.04	$9.67	$10.47

Income From Investment Operations:
Net investment income	0.31		0.64	0.60	0.66	0.62	0.60
Net realized and unrealized
gain/(loss) on investments	(0.91)		(0.06)	(0.66)	0.29	0.38	(0.75)
Total from investment operations	(0.60)		0.58	(0.06)	0.95	1.00	(0.15)

Less Distributions:
Distributions from
net investment income	(0.33)		(0.64)	(0.60)	(0.66)	(0.63)	(0.60)
Distributions from net realized gains	(0.01)		—	—	—	—	(0.05)
Total distributions	(0.34)		(0.64)	(0.60)	(0.66)	(0.63)	(0.65)

Net asset value, end of period	$8.67		$9.61	$9.67	$10.33	$10.04	$9.67

Total Return	-6.29	%++	6.14%	-0.63%	9.68%	10.70%	-1.49%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$42,963		$52,086	$57,278	$60,831	$174,986	$117,749
Ratio of expenses to average net assets:
Net of fee waivers and
expense reimbursements	0.86	%+	0.86%	0.82%	0.73%	0.73%	0.75%
Before fee waivers and
expense reimbursements	1.12	%+	1.03%	0.99%	1.00%	0.92%	0.91%
Ratio of net investment income
to average net assets:
Net of fee waivers and
expense reimbursements	7.03	%+	6.53%	5.95%	5.80%	6.40%	5.99%
Before fee waivers and
expense reimbursements	6.77	%+	6.36%	5.78%	5.53%	6.21%	5.83%
Portfolio turnover rate	35	%++	63%	48%	27%	27%	26%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Notes to Financial Statements – May 31, 2020
(Unaudited)

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2017-2019, or expected to be taken in the Fund’s 2020 tax returns.  The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first in, first out basis.  Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

14

PIA High Yield Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Fund’s financial statements.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2020, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

15

PIA High Yield Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

16

PIA High Yield Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2020, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2020.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$40,842,645	$126,000	$40,968,645
Total Fixed Income	—	40,842,645	126,000	40,968,645
Exchange-Traded Funds	515,125	—	—	515,125
Money Market Fund	836,197	—	—	836,197
Total Investments	$1,351,322	$40,842,645	$126,000	$42,319,967

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2020, the end of the reporting period.  During the six months ended May 31, 2020, the Fund recognized no transfers between Level 1 or Level 2.

17

PIA High Yield Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2019	$—
Accrued discounts/premiums	1,621
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(132,121)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	$256,500
Balance as of May 31, 2020	$126,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at May 31, 2020, and still classified as Level 3 was $(132,121).

In August 2018, the FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2020, the Fund incurred $127,193 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has temporarily agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent

18

PIA High Yield Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

necessary to limit the Fund’s aggregate annual operating expenses to 0.86% of average daily net assets. The Adviser may not recoup expense reimbursements in future periods. For the six months ended May 31, 2020, the Adviser reduced its fees in the amount of $59,989.

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2020, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $10,849 of sub-transfer agent fees during the six months ended May 31, 2020. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp.  As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp.  The Board of Trustees of the Fund has approved a new distribution agreement to enable Quasar to continue serving as the Fund’s Distributor.

Note 5 – Purchases And Sales of Securities
For the six months ended May 31, 2020, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $8,503,527 and $13,423,221, respectively. There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2020.

Note 6 – Line of Credit
The Fund has an unsecured line of credit in the amount of $10,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2020, the Fund drew on its line of credit.  The Fund had an outstanding average daily balance of $80,044, paid a weighted average interest rate of 4.09%, and incurred interest expense of $683.  The maximum amount outstanding for the Fund during the six months ended May 31, 2020 was $1,726,000.  At May 31, 2020, the Fund had no outstanding loan amounts.

19

PIA High Yield Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2020 and the year ended November 30, 2019 was as follows:

	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
Ordinary income	$1,712,882	$3,734,114

As of November 30, 2019, the Fund’s most recently completed fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments (a)	$54,354,976
Gross unrealized appreciation	864,162
Gross unrealized depreciation	(4,105,574)
Net unrealized depreciation (a)	(3,241,412)
Undistributed ordinary income	121,955
Undistributed long-term capital gains	—
Total distributable earnings	121,955
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$(3,119,457)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The

20

PIA High Yield Fund
Notes to Financial Statements – May 31, 2020 (continued)
(Unaudited)

Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2020, International Union UAW Strike Trust, for the benefit of their customers, owned 44.72% of the outstanding shares of the Fund.

21

PIA High Yield Fund
Notice to Shareholders – May 31, 2020
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q and Form N-PORT
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Fund’s Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-Q and Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

22

PIA High Yield Fund
Approval of Investment Advisory Agreement
(Unaudited)

At meetings held on October 23-24 and December 4-5, 2019, the Board (which was at the time comprised of five persons, all of whom were Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA High Yield Fund (the “High Yield Fund” or “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan, and risk management process. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board considered that all shareholders of the Fund are advisory clients of the Adviser and that the Fund is used as an investment option to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2019, on both an absolute basis and in comparison to its peer Fund utilizing Morningstar classifications and appropriate securities market benchmarks. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board considered that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in its peer universe.

The Board noted that the High-Yield Fund underperformed the peer group median of its Morningstar comparative universe for the one-year period and outperformed for the three-year and five-year periods. The Board also reviewed the performance of the High-Yield Fund against a broad-based securities market benchmark, noting that it had underperformed its benchmark index for the one-, three-, and five-year periods.

23

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the High-Yield Fund, noting that the Fund underperformed against the similarly managed composite for the one-, three- and five-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer Fund and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the Fund.

The Board noted that the Adviser had temporarily agreed, through at least March 29, 2020, to maintain an annual expense ratio for the Fund’s Institutional Class of 0.86% and for Class A shares of 1.13%. The Board noted that the Fund’s total expense ratio was above its peer group median and average and was also above its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes. The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as below its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes. The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fee received by the Adviser from the Fund for the year ended June 30, 2019, was below the peer group median and average. The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were higher than the fees charged to the Advisor’s separately managed account clients, primarily as a reflection of the nature of the separate account client.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Adviser’s financial information and considered both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Fund. The Board also considered that the Fund does not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Fund.

24

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the High Yield Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the High Yield Fund would be in the best interests of the Fund and its shareholders.

25

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date   8/10/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date   8/10/20

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date   8/6/20

* Print the name and title of each signing officer under his or her signature.